UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Semiannual Report

March 31, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2021 (a)							Average Annual Returns – March 31, 2021 (a)(b)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	80.27%	12.14%	9.63%	9.49%	11.11%	1.45%	1.45%	72.81%	10.97%	8.92%	8.94%	10.69%	1.45%	1.45%
SmallCap Equity	105.57	17.12	10.11	8.97	8.73	1.70	1.25	97.07	15.91	9.41	8.42	8.37	1.70	1.25
Convertible Securities	45.14	14.36	10.05	7.02	8.38	1.62	1.15	39.06	13.16	9.33	6.48	7.97	1.62	1.15
Equity	43.38	11.17	10.21	7.50	10.04	1.63	1.63	37.36	10.02	9.51	6.95	9.68	1.63	1.63
Balanced	23.85	7.98	7.32	6.09	8.26	1.42	1.42	18.74	6.86	6.64	5.55	7.85	1.42	1.42

	Class C Shares							Class I Shares
	Average Annual Returns – March 31, 2021 (a)(c)(d)							Average Annual Returns – March 31, 2021 (a)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	78.03%	11.30%	8.81%	8.68%	10.41%	2.20%	2.20%	80.70%	12.42%	9.90%	9.73%	11.27%	1.20%	1.20%
SmallCap Equity	102.95	16.25	9.29	8.16	8.04	2.45	2.00	106.08	17.41	10.39	9.21	8.88	1.45	1.00
Convertible Securities	43.08	13.48	9.23	6.22	7.77	2.37	1.90	45.51	14.66	10.32	7.27	8.53	1.37	0.90
Equity	41.01	10.32	9.36	6.68	9.49	2.38	2.38	43.71	11.46	10.46	7.72	10.14	1.38	1.38
Balanced	21.95	7.19	6.52	5.31	7.66	2.17	2.17	24.21	8.26	7.59	6.33	8.38	1.17	1.17

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity and Convertible Securities Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc. (the Adviser) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2022 and are renewable annually by the Adviser. The Funds, except for the Equity and Balanced Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com. The gross expense ratios and expense ratios after Adviser reimbursements are from the current prospectus dated January 28,2020.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.

(c)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Dates
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting
Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Funds
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2020 through March 31, 2021

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 4 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds
Disclosure of Fund Expenses (Unaudited) (Continued)
For the Six Month Period from October 1, 2020 through March 31, 2021

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*

TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$1,461.80	1.44%	$8.84	$1,000.00	$1,017.75	1.44%	$ 7.24
Class A	$1,000.00	$1,461.50	1.47%	$9.02	$1,000.00	$1,017.60	1.47%	$ 7.39
Class C	$1,000.00	$1,456.90	2.19%	$13.41	$1,000.00	$1,014.01	2.19%	$11.00
Class I	$1,000.00	$1,463.20	1.19%	$7.31	$1,000.00	$1,019.00	1.19%	$ 5.99

TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$1,635.20	1.25%	$8.21	$1,000.00	$1,018.70	1.25%	$ 6.29
Class A	$1,000.00	$1,635.20	1.28%	$8.41	$1,000.00	$1,018.55	1.28%	$ 6.44
Class C	$1,000.00	$1,629.60	2.00%	$13.11	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$1,636.90	1.00%	$6.57	$1,000.00	$1,019.95	1.00%	$ 5.04

TETON Convertible Securities Fund
Class AAA	$1,000.00	$1,151.20	1.15%	$6.17	$1,000.00	$1,019.20	1.15%	$ 5.79
Class A	$1,000.00	$1,150.90	1.19%	$6.38	$1,000.00	$1,019.00	1.19%	$ 5.99
Class C	$1,000.00	$1,146.80	1.90%	$10.17	$1,000.00	$1,015.46	1.90%	$ 9.55
Class I	$1,000.00	$1,152.90	0.90%	$4.83	$1,000.00	$1,020.44	0.90%	$ 4.53

TETON Westwood Equity Fund
Class AAA	$1,000.00	$1,210.10	1.66%	$9.15	$1,000.00	$1,016.65	1.66%	$ 8.35
Class A	$1,000.00	$1,209.50	1.70%	$9.36	$1,000.00	$1,016.45	1.70%	$ 8.55
Class C	$1,000.00	$1,203.90	2.41%	$13.24	$1,000.00	$1,012.91	2.41%	$12.09
Class I	$1,000.00	$1,212.00	1.41%	$7.78	$1,000.00	$1,017.90	1.41%	$ 7.09

TETON Westwood Balanced Fund
Class AAA	$1,000.00	$1,107.20	1.43%	$7.51	$1,000.00	$1,017.80	1.43%	$ 7.19
Class A	$1,000.00	$1,107.10	1.47%	$7.72	$1,000.00	$1,017.60	1.47%	$ 7.39
Class C	$1,000.00	$1,103.20	2.18%	$11.43	$1,000.00	$1,014.06	2.18%	$10.95
Class I	$1,000.00	$1,108.80	1.18%	$6.20	$1,000.00	$1,019.05	1.18%	$ 5.94

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2021:

TETON Westwood Mighty Mites Fund

Diversified Industrial	10.7%
Financial Services	10.3%
Health Care	8.1%
Aerospace and Defense	5.4%
Hotels and Gaming	5.3%
Electronics	5.1%
Equipment and Supplies	4.5%
Machinery	4.2%
Real Estate	3.5%
Building and Construction	3.3%
Business Services	3.1%
Aviation: Parts and Services	2.9%
Consumer Products	2.7%
Manufactured Housing and Recreational Vehicles	2.7%
Specialty Chemicals	2.7%
Computer Software and Services	2.1%
Food and Beverage	2.1%
U.S. Government Obligations	2.1%
Restaurants	2.0%
Automotive: Parts and Accessories	1.9%
Miscellaneous	1.9%
Retail	1.8%
Energy and Utilities: Water	1.7%
Broadcasting	1.4%
Automotive	1.4%
Telecommunications	1.0%
Publishing	1.0%
Agriculture	0.8%
Consumer Services	0.8%
Environmental Control	0.7%
Energy and Utilities: Natural Gas	0.7%
Communications Equipment	0.6%
Entertainment	0.5%
Communications	0.4%
Paper and Forest Products	0.3%
Educational Services	0.1%
Metals and Mining	0.1%
Energy and Utilities: Services	0.1%
Energy and Utilities	0.1%
Transportation	0.0%*
Airlines	0.0%*
Other Assets and Liabilities (Net)	(0.1)%
100.0%

*	Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund

Banking	15.7%
Semiconductors	8.5%
Health Care	6.3%
Electronics	6.2%
Energy and Utilities	5.8%
Computer Software and Services	5.2%
Retail	5.1%
Business Services	4.8%
Specialty Chemicals	4.5%
Consumer Products	4.1%
Diversified Industrial	4.0%
Financial Services	3.8%
U.S. Government Obligations	3.6%
Aviation: Parts and Services	3.4%
Communications Equipment	3.1%
Building and Construction	2.3%
Automotive	2.3%
Transportation	1.9%
Machinery	1.9%
Broadcasting	1.2%
Equipment and Supplies	1.1%
Communications	1.1%
Environmental Control	0.9%
Real Estate	0.9%
Materials	0.8%
Aerospace	0.4%
Other Assets and Liabilities (Net)	1.1%
100.0%

TETON Convertible Securities Fund

Computer Software and Services	27.1%
Health Care	17.1%
Financial Services	6.0%
Consumer Services	5.9%
Business Services	5.5%
Security Software	4.9%
Airlines	3.1%
Telecommunications	3.1%
Semiconductors	3.1%
Energy and Utilities: Integrated	3.0%
Diversified Industrial	2.8%
Cable and Satellite	2.2%
Automotive: Parts and Accessories	2.2%
Real Estate Investment Trusts	2.0%
Transportation	1.7%
Communications Equipment	1.6%
Consumer Products	1.6%
Energy and Utilities: Services	1.5%
U.S. Government Obligations	1.2%
Agriculture	0.7%
Aerospace and Defense	0.6%
Aviation: Parts and Services	0.4%
Other Assets and Liabilities (Net)	2.7%
100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Equity Fund

Computer Software and Services	13.6%
Retail	12.0%
Health Care	11.5%
Financial Services	11.2%
Diversified Industrial	9.1%
Banking	6.0%
Energy: Integrated	4.2%
Real Estate	4.1%
Energy: Oil	3.7%
Automotive	2.5%
Electronics	2.5%
Transportation	2.1%
Consumer Products	2.1%
Aerospace	2.0%
Business Services	2.0%
Entertainment	2.0%
Food and Beverage	2.0%
Telecommunications	1.9%
Metals and Mining	1.9%
Energy and Energy Services	1.6%
Other Investment Companies	1.3%
Broadcasting	0.9%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

TETON Westwood Balanced Fund

Computer Software and Services	13.6%
Health Care	12.1%
Retail	10.2%
Financial Services	8.4%
Banking	6.0%
U.S. Government Obligations	5.1%
Diversified Industrial	4.3%
Transportation	3.5%
U.S. Government Agency Obligations	2.9%
Electronics	2.8%
Energy: Oil	2.7%
Equipment and Supplies	2.4%
Real Estate	2.1%
Aerospace	1.9%
Consumer Services	1.9%
Energy: Integrated	1.8%
Energy and Energy Services	1.7%
Telecommunications	1.7%
Semiconductors	1.6%
Automotive	1.5%
Food and Beverage	1.3%
Consumer Finance	1.3%
Other Investment Companies	1.3%
Automotive: Parts and Accessories	1.3%
Business Services	1.3%
Entertainment	1.2%
Metals and Mining	1.2%
Consumer Products	1.1%
Security Software	0.7%
Broadcasting	0.6%
Hotels and Gaming	0.5%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

TETON Westwood Mighty Mites Fund
Summary Schedule of Investments — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS* — 95.4%
	Aerospace and Defense — 5.4%
642,000	Aerojet Rocketdyne Holdings Inc.	$3,280,017	$30,148,320
90,040	Allied Motion Technologies Inc.	3,270,138	4,621,753
330,000	Various Securities	3,456,468	3,670,075
		10,006,623	38,440,148
	Agriculture — 0.8%
233,000	Limoneira Co.	4,394,425	4,077,500
470,215	Various Securities	1,760,863	1,845,510
		6,155,288	5,923,010
	Airlines — 0.0%
225,000	Various Securities	173	13,500
	Automotive — 1.4%
112,007	Rush Enterprises Inc., Cl. B	1,359,382	5,050,396
136,407	Various Securities	989,733	4,745,491
		2,349,115	9,795,887
	Automotive: Parts and Accessories — 1.8%
250,000	Modine Manufacturing Co.†	3,016,779	3,692,500
103,560	Strattec Security Corp.†	2,187,959	4,856,964
225,718	Various Securities	1,364,423	4,631,610
		6,569,161	13,181,074
	Aviation: Parts and Services — 2.9%
180,540	Ducommun Inc.†	4,543,644	10,832,400
140,200	Kaman Corp.	3,729,215	7,190,858
143,566	Various Securities	1,578,483	2,590,170
		9,851,342	20,613,428
	Broadcasting — 1.4%
241,120	Gray Television Inc.	265,142	4,436,608
1,069,908	Various Securities	4,492,313	5,405,994
		4,757,455	9,842,602
	Building and Construction — 3.3%
97,200	Gibraltar Industries Inc.†	2,301,419	8,894,772
57,000	MYR Group Inc.†	1,194,075	4,085,190
79,470	The Monarch Cement Co.	2,110,421	8,344,350
430,000	Various Securities	782,977	2,409,900
		6,388,892	23,734,212
	Business Services — 3.1%
340,000	Diebold Nixdorf Inc.†	1,455,328	4,804,200
2,280,000	Trans-Lux Corp.†(a)	1,188,097	775,200
103,169	Willdan Group Inc.†	3,189,662	4,235,087
757,632	Various Securities	7,277,737	12,285,799
		13,110,824	22,100,286
	Communications — 0.4%
107,000	Various Securities	1,891,056	2,657,880
	Communications Equipment — 0.6%
598,450	Various Securities	3,429,513	3,967,273
	Computer Software and Services — 2.1%
1,376,821	Various Securities	6,942,622	15,196,215
	Consumer Products — 2.7%
405,000	Marine Products Corp.	2,847,523	6,589,350
3,489,175	Various Securities	6,953,532	12,986,447
		9,801,055	19,575,797
	Consumer Services — 0.8%
235,000	Various Securities	1,550,995	5,381,850
	Diversified Industrial — 10.7%
232,843	Burnham Holdings Inc., Cl. A(a)	3,649,502	3,096,812
41,100	Chase Corp.	686,032	4,783,629
			Market
Shares		Cost	Value
85,560	Columbus McKinnon Corp.	$1,368,937	$4,514,146
418,313	Griffon Corp.	4,597,996	11,365,564
225,439	Lawson Products Inc.†	3,158,220	11,691,266
766,870	Myers Industries Inc.	12,186,670	15,153,351
172,000	Park-Ohio Holdings Corp.	3,501,813	5,416,280
340,000	Tredegar Corp.	5,445,088	5,103,400
765,790	Various Securities	9,525,466	15,480,759
		44,119,724	76,605,207
	Educational Services — 0.1%
95,000	Various Securities	289,750	554,800
	Electronics — 5.1%
152,300	Bel Fuse Inc., Cl. A(a)	2,820,414	2,723,124
252,580	CTS Corp.	2,058,121	7,845,135
593,000	Schmitt Industries Inc.†(a)	1,341,444	3,486,840
126,190	Ultra Clean Holdings†	329,174	7,324,068
677,000	Various Securities	6,397,110	15,025,333
		12,946,263	36,404,500
	Energy and Utilities: Natural Gas — 0.7%
811,998	Various Securities	1,902,173	5,299,947
	Energy and Utilities: Services — 0.1%
91,500	Various Securities	196,593	453,590
	Energy and Utilities: Water — 1.7%
62,304	SJW Group	1,594,829	3,924,529
230,666	Various Securities	3,469,707	8,296,077
		5,064,536	12,220,606
	Entertainment — 0.5%
1,921,512	Various Securities	2,470,335	3,435,248
	Environmental Control — 0.7%
79,000	Casella Waste Systems Inc., Cl. A†	312,304	5,022,030
19,894	Various Securities	183,903	323,476
		496,207	5,345,506
	Equipment and Supplies — 4.5%
136,000	Federal Signal Corp.	790,794	5,208,800
300,000	The Eastern Co.	5,614,075	8,040,000
176,065	Titan Machinery Inc.†	2,740,507	4,489,657
688,316	Various Securities	8,717,805	14,642,373
		17,863,181	32,380,830
	Financial Services — 9.8%
251,158	Atlantic Capital Bancshares Inc.†	4,337,563	6,052,908
1,120	Farmers & Merchants Bank of Long Beach	6,157,165	8,657,600
387,300	Flushing Financial Corp.	6,179,600	8,222,379
10	Guaranty Corp., Cl. A†(b)	137,500	138,150
2,181,813	Various Securities	28,930,323	46,539,686
		45,742,151	69,610,723
	Food and Beverage — 2.1%
50,000	Calavo Growers Inc.	1,524,932	3,882,000
1,380,450	Various Securities	9,944,245	10,940,257
		11,469,177	14,822,257
	Health Care — 8.1%
101,660	Cardiovascular Systems Inc.†	1,777,901	3,897,644
327,940	Cutera Inc.†	4,813,385	9,854,597
191,665	IntriCon Corp.†	1,948,455	4,914,291
106,500	Neogen Corp.†	308,256	9,466,785
2,000	Targanta Therapeutics Corp., Escrow†(b)	0	0
1,259,755	Various Securities	8,959,898	29,599,070
		17,807,895	57,732,387

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund
Summary Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS* (Continued)
	Hotels and Gaming — 5.3%
1,237,119	Full House Resorts Inc.†	$3,376,447	$10,527,883
601,210	Golden Entertainment Inc.†	6,330,409	15,186,564
617,071	Various Securities	4,575,494	12,273,817
		14,282,350	37,988,264
	Machinery — 4.2%
225,500	Astec Industries Inc.	7,904,563	17,007,210
470,000	Gencor Industries Inc.†	3,010,371	6,302,700
67,050	Various Securities	1,351,421	6,389,293
		12,266,355	29,699,203
	Manufactured Housing and Recreational Vehicles — 2.7%
27,940	Cavco Industries Inc.†	1,759,236	6,303,543
175,250	Nobility Homes Inc.	2,038,510	5,432,750
94,500	Skyline Champion Corp.†	746,122	4,277,070
44,000	Various Securities	419,788	3,375,240
		4,963,656	19,388,603
	Metals and Mining — 0.1%
462,000	Various Securities	610,320	545,353
	Paper and Forest Products — 0.3%
26,450	Various Securities	2,225,745	2,221,800
	Publishing — 1.0%
366,600	The E.W. Scripps Co., Cl. A	1,774,419	7,064,382
120,000	Various Securities	255,177	252,800
		2,029,596	7,317,182
	Real Estate — 3.5%
251,290	Indus Realty Trust Inc., REIT	7,373,841	15,117,606
2,508	Royalty LLC†(b)	0	255
1,323,491	Various Securities	10,815,362	9,844,039
		18,189,203	24,961,900
	Restaurants — 2.0%
216,234	Nathan’s Famous Inc.(a)	3,081,947	13,642,203
50,000	Various Securities	260,454	905,500
		3,342,401	14,547,703
	Retail — 1.8%
69,240	Ingles Markets Inc., Cl. A	1,202,068	4,268,646
319,974	Various Securities	6,053,065	8,249,959
		7,255,133	12,518,605
	Specialty Chemicals — 2.7%
786,360	Ferro Corp.†	3,361,403	13,258,030
447,414	Various Securities	3,455,501	6,081,636
		6,816,904	19,339,666
	Telecommunications — 1.0%
847,500	Various Securities	4,259,302	7,391,370
	Transportation — 0.0%
4,000	Various Securities	78,733	44,040
	TOTAL COMMON STOCKS	319,491,797	681,252,452

	PREFERRED STOCKS* — 0.6%
	Automotive: Parts and Accessories — 0.1%
20,300	Various Securities	55,454	976,038
	Financial Services — 0.5%
159,000	Various Securities	4,154,030	3,187,950
	TOTAL PREFERRED STOCKS	4,209,484	4,163,988
	CONVERTIBLE PREFERRED STOCKS* — 0.0%
	Food and Beverage — 0.0%
500	Various Securities	7,625	23,545
	MANDATORY CONVERTIBLE SECURITIES* (c) — 0.1%
	Energy and Utilities — 0.1%
15,095	Various Securities	313,221	430,509
			Market
Shares		Cost	Value
	RIGHTS* — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(b)	$1	$0
	Health Care — 0.0%
40,000	Elanco Animal Health Inc., CVR†	0	400
8,000	Progenics Pharmaceuticals Inc., CVR†(b)	0	3,978
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(b)	103,591	0
		103,591	4,378
	TOTAL RIGHTS	103,592	4,378
	WARRANTS* — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(b)	0	652
	Diversified Industrial — 0.0%
47,000	Various Securities	32,110	62,040
	Energy and Utilities — 0.0%
2	Key Energy Services Inc., expire 12/15/21†(b)	0	0
	Energy and Utilities: Natural Gas — 0.0%
144	Various Securities	0	0
	Energy and Utilities: Services — 0.0%
7,627	Various Securities	0	3,280
	Health Care — 0.0%
4,368	Various Securities	15,533	8,522
	TOTAL WARRANTS	47,643	74,494

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS* — 2.1%
$3,045,000	Various Securities	3,044,991	3,044,976
11,727,000	U.S. Treasury Bills, 0.003% to 0.036%††, 04/08/21 to 06/17/21	11,726,595	11,726,779
	TOTAL U.S. GOVERNMENT OBLIGATIONS	14,771,586	14,771,755

	TOTAL MISCELLANEOUS INVESTMENTS — 1.9%(d)	10,774,572	13,658,302

	TOTAL INVESTMENTS — 100.1%	$349,719,520	714,379,423

	Other Assets and Liabilities (Net) — (0.1)%		(474,499)

	NET ASSETS — 100.0%		$713,904,924

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, and affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or level 3 securities, if any, as of March 31, 2021. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund
Summary Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

(b)	Security is valued under procedures adopted by the Board of Trustees and is classified as Level 3 in the fair value hierarchy.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(d)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.
CCCP	Contingent Cash Consideration Payment

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund
Schedule of Investments — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.3%
	Aerospace — 0.4%
3,600	Hexcel Corp.†	$109,475	$201,600
	Automotive — 2.3%
15,750	Rush Enterprises Inc., Cl. A	290,875	784,823
5,800	Winnebago Industries Inc	142,855	444,918
		433,730	1,229,741
	Aviation: Parts and Services — 3.4%
44,100	AAR Corp.†	995,526	1,836,765
	Banking — 15.7%
11,700	Atlantic Capital Bancshares Inc.†	209,455	281,970
10,633	Atlantic Union Bankshares Corp.	260,012	407,882
12,900	Banc of California Inc.	237,602	233,232
10,800	Columbia Banking System Inc.	320,715	465,372
33,600	First Foundation Inc.	525,976	788,256
6,800	Glacier Bancorp Inc.	138,682	388,144
48,750	Investors Bancorp Inc.	532,258	716,138
28,150	OceanFirst Financial Corp.	556,544	673,911
8,950	OFG Bancorp.	94,152	202,449
10,900	Old National Bancorp.	154,094	210,806
2,921	South State Corp.	217,982	229,328
20,806	Sterling Bancorp.	251,944	478,954
22,200	TrustCo Bank Corp.	147,725	163,614
19,050	Umpqua Holdings Corp.	280,046	334,327
63,020	Valley National Bancorp.	567,483	865,895
36,700	Veritex Holdings Inc.	852,864	1,200,824
14,000	Washington Federal Inc.	300,174	431,200
7,600	Washington Trust Bancorp Inc.	239,284	392,388
		5,886,992	8,464,690
	Broadcasting — 1.2%
8,600	Chicken Soup For The Soul
	Entertainment Inc.†	87,638	206,916
35,900	Hemisphere Media Group Inc.†	371,338	418,235
		458,976	625,151
	Building and Construction — 2.3%
5,500	EMCOR Group Inc.	262,514	616,880
8,800	MYR Group Inc.†	153,563	630,696
		416,077	1,247,576
	Business Services — 4.8%
20,400	ABM Industries Inc.	642,915	1,040,604
4,000	Deluxe Corp.	111,184	167,840
3,150	FTI Consulting Inc.†	108,347	441,347
9,900	Heidrick & Struggles International Inc.	229,256	353,628
7,200	McGrath RentCorp.	272,468	580,680
		1,364,170	2,584,099
	Communications — 1.1%
6,200	ATN International Inc.	290,293	304,544
8,900	Meredith Corp.†	292,168	265,042
		582,461	569,586
	Communications Equipment — 3.1%
80,800	Extreme Networks Inc.†	526,578	707,000
100,000	Infinera Corp.†	643,257	963,000
		1,169,835	1,670,000
	Computer Software and Services — 5.2%
7,600	Bottomline Technologies DE Inc.†	208,794	343,900
19,800	Cloudera Inc.†	110,837	240,966
44,200	NetScout Systems Inc.†	1,018,532	1,244,672
16,300	Progress Software Corp.	398,949	718,178
6,900	Teradata Corp.†	146,757	265,926
		1,883,869	2,813,642
			Market
Shares		Cost	Value
	Consumer Products — 4.1%
18,800	Hanesbrands Inc.	$335,304	$369,796
41,800	KAR Auction Services Inc.†	656,213	627,000
9,700	Oxford Industries Inc.	569,948	847,974
14,000	Tupperware Brands Corp.†	369,942	369,740
		1,931,407	2,214,510
	Diversified Industrial — 4.0%
2,600	Albany International Corp., Cl. A	135,217	217,022
7,600	Apogee Enterprises Inc.	207,346	310,688
9,500	Kennametal Inc.	269,518	379,715
9,800	Luxfer Holdings plc.	126,608	208,544
48,700	Steelcase Inc., Cl. A	649,708	700,793
12,900	Textainer Group Holdings Ltd.†	98,397	369,585
		1,486,794	2,186,347
	Electronics — 6.2%
12,500	Advanced Energy Industries Inc.	577,077	1,364,625
6,300	Comtech Telecommunications Corp.	94,831	156,492
7,500	FARO Technologies Inc.†	265,796	649,275
12,000	Plantronics Inc.†	437,817	466,920
49,100	TTM Technologies Inc.†	617,753	711,950
		1,993,274	3,349,262
	Energy and Utilities — 5.8%
31,100	ChampionX Corp.†	533,511	675,803
10,100	Diamondback Energy Inc.	282,483	742,249
32,700	Magnolia Oil & Gas Corp., Cl. A†	316,481	375,396
8,700	Matador Resources Co.	171,926	204,015
28,900	Oceaneering International Inc.†	134,614	330,038
115,400	Patterson-UTI Energy Inc.	374,239	822,802
		1,813,254	3,150,303
	Environmental Control — 0.9%
18,700	Evoqua Water Technologies Corp.†	176,916	491,810
	Equipment and Supplies — 1.1%
8,300	CIRCOR International Inc.†.	345,183	289,006
7,500	Flowserve Corp.	218,625	291,075
		563,808	580,081
	Financial Services — 3.8%
22,600	Boston Private Financial Holdings Inc.	184,257	301,032
8,800	Brown & Brown Inc.	150,642	402,248
6,000	Horace Mann Educators Corp.	203,747	259,260
4,700	Mercury General Corp.	183,369	285,807
6,400	ProAssurance Corp.	180,289	171,264
9,750	Stifel Financial Corp.	262,650	624,585
		1,164,954	2,044,196
	Health Care — 6.3%
4,100	AMN Healthcare Services Inc.†	193,504	302,170
1,780	ICU Medical Inc.†	129,303	365,683
22,300	Natus Medical Inc.†	507,632	571,103
5,850	Omnicell Inc.†	153,889	759,739
35,400	Patterson Cos. Inc.	628,212	1,131,030
11,000	Supernus Pharmaceuticals Inc.†	275,953	287,980
		1,888,493	3,417,705
	Machinery — 1.9%
21,100	Babcock & Wilcox Enterprises Inc.†	158,803	199,817
57,700	Mueller Water Products Inc., Cl. A	647,082	801,453
		805,885	1,001,270
	Materials — 0.8%
8,700	Avient Corp.	276,887	411,249
See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Real Estate — 0.9%
10,000	Alpine Income Property Trust Inc., REIT	$177,904	$173,600
12,700	CareTrust REIT Inc.	272,198	295,719
		450,102	469,319
	Retail — 5.1%
24,750	American Eagle Outfitters Inc.	303,996	723,690
51,800	Ethan Allen Interiors Inc.	872,690	1,430,198
2,300	Penske Automotive Group Inc.	88,271	184,552
9,800	The Hain Celestial Group Inc.†	177,753	427,280
		1,442,710	2,765,720
	Semiconductors — 8.5%
1,100	CMC Materials Inc.	64,881	194,469
10,700	Entegris Inc.	211,776	1,196,260
16,900	FormFactor Inc.†	210,933	762,359
12,200	Marvell Technology Group Ltd.	177,933	597,556
4,000	nLight Inc.†	46,557	129,600
26,400	Onto Innovation Inc.†	825,377	1,734,744
		1,537,457	4,614,988
	Specialty Chemicals — 4.5%
16,400	Darling Ingredients Inc.†	305,471	1,206,712
60,200	Ferro Corp.†	823,767	1,014,972
2,700	Minerals Technologies Inc.	85,384	203,364
		1,214,622	2,425,048
	Transportation — 1.9%
22,300	The Greenbrier Companies Inc.	538,194	1,053,006
	TOTAL COMMON STOCKS	30,585,868	51,417,664
Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 3.6%
	U.S. Cash Management Bill — 0.2%
$100,000	0.005††, 04/20/21	$100,000	$99,999
	U.S. Treasury Bills — 3.4%

1,843,000	U.S. Treasury Bill, 0.005% to 0.040%†††, 04/20/21 to 09/23/21	1,842,774	1,842,840
	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,942,774	1,942,839

	TOTAL INVESTMENTS — 98.9%	$32,528,642	53,360,503

	Other Assets and Liabilities (Net) — 1.1%		593,577

	NET ASSETS — 100.0%		$53,954,080

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

†††	Represents annualized yields at dates of purchase.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund
Schedule of Investments — March 31, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value

	CONVERTIBLE CORPORATE BONDS — 81.6%
	Aerospace and Defense — 0.6%
$250,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$252,185	$450,937

	Airlines — 3.1%
680,000	JetBlue Airways Corp.,
	0.500%, 04/01/26(a)	689,962	750,584
1,000,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,135,893	1,721,875
		1,825,855	2,472,459

	Aviation: Parts and Services — 0.4%
300,000	Kaman Corp.,
	3.250%, 05/01/24	302,851	326,700

	Business Services — 5.5%
480,000	2U Inc.,
	2.250%, 05/01/25(a)	474,817	755,040
1,100,000	Perficient Inc.,
	1.250%, 08/01/25(a)	1,100,000	1,423,682
900,000	RingCentral Inc.,
	Zero Coupon, 03/01/25	961,831	990,563
65,000	Shift4 Payments Inc.,
	Zero Coupon, 12/15/25(a)	65,000	81,614
250,000	Square Inc.,
	0.125%, 03/01/25(a)	407,654	488,281
	0.250%, 11/01/27(a)	513,644	567,187
		3,522,946	4,306,367

	Cable and Satellite — 2.2%
750,000	DISH Network Corp.,
	Zero Coupon, 12/15/25(a)	750,000	797,250
	3.375%, 08/15/26	397,922	433,710
605,000	fuboTV Inc.,
	3.250%, 02/15/26(a)	586,759	524,459
		1,734,681	1,755,419

	Communications Equipment — 1.6%
700,000	Kaleyra Inc.,
	6.125%, 02/15/26	700,000	700,000
500,000	Lumentum Holdings Inc.,
	0.500%, 12/15/26	522,794	584,050
		1,222,794	1,284,050

	Computer Software and Services — 27.1%
500,000	Bandwidth Inc.,
	0.250%, 03/01/26	505,199	767,000
	0.500%, 04/01/28(a)	420,000	409,500
350,000	Blackline Inc.,
	0.125%, 08/01/24	350,735	555,844
	Zero Coupon, 03/15/26(a)	480,000	468,300
730,000	Cardlytics Inc.,
	1.000%, 09/15/25(a)	762,673	1,102,738
245,000	Cloudflare Inc.,
	0.750%, 05/15/25(a)	245,000	485,253
140,000	Coupa Software Inc.,
	0.125%, 06/15/25	141,133	239,050
	0.375%, 06/15/26(a)	463,859	527,775
1,500,000	CSG Systems International Inc.,
	4.250%, 03/15/36(a)	1,569,677	1,575,000
120,000	Dropbox Inc.,
	Zero Coupon, 03/01/28(a)	120,000	124,425
Principal			Market
Amount		Cost	Value
$960,000	Everbridge Inc.,
	0.125%, 12/15/24	$973,215	$1,225,800
1,250,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	1,208,510	1,292,187
1,050,000	Limelight Networks Inc.,
	3.500%, 08/01/25(a)	1,020,961	968,100
690,000	LivePerson Inc.,
	0.750%, 03/01/24	676,140	1,066,580
750,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	751,678	1,340,625
400,000	MercadoLibre Inc.,
	2.000%, 08/15/28	392,935	1,340,250
205,000	Nice Systems Inc.,
	1.250%, 01/15/24	211,944	535,947
1,000,000	PAR Technology Corp.,
	2.875%, 04/15/26	895,955	1,720,000
250,000	PROS Holdings Inc.,
	1.000%, 05/15/24	227,527	253,437
	2.250%, 09/15/27(a)	465,000	588,516
750,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	794,435	981,075
650,000	Splunk Inc.,
	1.125%, 09/15/25	698,708	767,406
365,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	368,578	649,244
500,000	Vocera Communications Inc.,
	1.500%, 05/15/23	514,288	677,500
	0.500%, 09/15/26(a)	483,704	451,106
1,000,000	Workiva Inc.,
	1.125%, 08/15/26	958,303	1,323,587
		15,700,157	21,436,245

	Consumer Products — 1.6%
205,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	212,196	706,481
365,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	369,069	572,594
		581,265	1,279,075

	Consumer Services — 5.9%
360,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	392,063	617,850
550,000	NCL Corp. Ltd.,
	5.375%, 08/01/25(a)	747,112	954,525
155,000	Royal Caribbean Cruises Ltd.,
	4.250%, 06/15/23(a)	170,909	218,627
	2.875%, 11/15/23(a)	250,000	326,000
245,000	Shopify Inc.,
	0.125%, 11/01/25	245,000	280,525
1,100,000	Stride Inc.,
	1.125%, 09/01/27(a)	973,912	1,016,180
405,000	TechTarget Inc.,
	0.125%, 12/15/25(a)	412,947	480,006
710,000	Wayfair Inc.,
	0.625%, 10/01/25(a)	732,351	761,475
		3,924,294	4,655,188

	Diversified Industrial — 1.9%
600,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	618,761	1,492,125

See accompanying notes to financial statements.

TETON Convertible Securities Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities: Integrated — 1.1%
$485,000	Bloom Energy Corp.,
	2.500%, 08/15/25(a)	$521,738	$890,764

	Energy and Utilities: Services — 0.8%
800,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	558,040	661,582

	Financial Services — 3.1%
300,000	Chimera Investment Corp.,
	7.000%, 04/01/23	314,164	578,813
385,000	Colony Capital Operating Co. LLC,
	5.750%, 07/15/25	498,417	1,133,825
500,000	Encore Capital Europe Finance Ltd.,
	4.500%, 09/01/23	512,745	571,599
130,000	Repay Holdings Corp.,
	Zero Coupon, 02/01/26(a)	130,000	127,725
		1,455,326	2,411,962

	Health Care — 15.1%
605,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	612,611	724,851
255,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26(a)	256,903	272,501
500,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	481,902	545,226
350,000	CONMED Corp.,
	2.625%, 02/01/24	359,363	548,842
425,000	Cutera Inc.,
	2.250%, 03/15/26(a)	425,000	479,443
495,000	Dexcom Inc.,
	0.750%, 12/01/23	537,031	1,092,094
	0.250%, 11/15/25(a)	185,000	182,572
500,000	Esperion Therapeutics Inc.,
	4.000%, 11/15/25(a)	500,000	514,688
900,000	Exact Sciences Corp.,
	0.375%, 03/15/27	943,309	1,235,250
1,000,000	Insulet Corp.,
	0.375%, 09/01/26	1,009,058	1,333,850
400,000	Invacare Corp.,
	4.500%, 06/01/22	392,359	375,750
	4.250%, 03/15/26(a)	365,000	365,671
125,000	MannKind Corp.,
	2.500%, 03/01/26(a)	125,000	126,719
337,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	359,923	456,424
104,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	105,399	125,980
400,000	Paratek Pharmaceuticals Inc.,
	4.750%, 05/01/24	396,863	361,751
490,000	PetIQ Inc.,
	4.000%, 06/01/26(a).	490,000	696,719
120,000	SmileDirectClub Inc.,
	Zero Coupon, 02/01/26(a)	120,000	105,675
708,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	715,340	686,068
770,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26	765,271	781,550
505,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	510,073	563,732
Principal			Market
Amount		Cost	Value
$350,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	$308,434	$361,813
		9,963,839	11,937,169

	Real Estate Investment Trusts — 0.7%
125,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	125,000	146,875
385,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	392,330	426,147
		517,330	573,022

	Security Software — 4.9%
555,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24	562,451	601,121
680,000	Nice Ltd.,
	Zero Coupon, 09/15/25(a)	689,906	706,916
500,000	Okta Inc.,
	0.375%, 06/15/26(a)	673,611	585,625
1,000,000	Proofpoint Inc.,
	0.250%, 08/15/24	1,035,573	1,071,875
675,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	684,528	903,150
		3,646,069	3,868,687

	Semiconductors — 1.2%
500,000	Impinj Inc.,
	2.000%, 12/15/26	500,000	903,750

	Telecommunications — 3.1%
500,000	Harmonic Inc.,
	2.000%, 09/01/24	485,833	564,400
750,000	Infinera Corp.,
	2.500%, 03/01/27	716,012	1,086,620
615,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	615,524	772,209
		1,817,369	2,423,229

	Transportation — 1.7%
500,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	459,782	597,200
390,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	389,527	323,058
255,000	Seaspan Corp.,
	3.750%, 12/15/25(a)	258,153	305,363
125,000	Uber Technologies Inc.,
	Zero Coupon, 12/15/25(a)	125,000	131,953
		1,232,462	1,357,574

	TOTAL CONVERTIBLE CORPORATE BONDS	49,897,962	64,486,304

Shares
	CONVERTIBLE PREFERRED STOCKS — 3.1%
	Agriculture — 0.7%
5,000	Bunge Ltd., 4.875%	555,500	578,645
	Financial Services — 1.1%
600	Bank of America Corp., 7.250%,
	Ser. L	804,556	838,800

See accompanying notes to financial statements.

TETON Convertible Securities Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Real Estate Investment Trusts — 1.3%
7,500	QTS Realty Trust Inc., 6.500%, Ser. B	$781,733	$1,053,825
	TOTAL CONVERTIBLE PREFERRED STOCKS	2,141,789	2,471,270
	MANDATORY CONVERTIBLE SECURITIES (b) — 11.4%
	Automotive: Parts and Accessories — 2.2%
10,875	Aptiv plc, Ser. A
	5.500%, 06/15/23	1,094,846	1,717,054
	Diversified Industrial — 0.9%
4,000	Colfax Corp.,
	5.750%, 01/15/22	416,600	720,640
	Energy and Utilities: Integrated — 1.9%
	NextEra Energy Inc.,
10,000	4.872%, 09/01/22	489,442	574,100
9,645	6.219%, 09/01/23	468,747	478,392
9,200	5.279%, 03/01/23	448,500	455,676
		1,406,689	1,508,168
	Energy and Utilities: Services — 0.7%
10,860	Spire Inc., Ser. A
	7.500%, 03/01/24	560,850	597,843
	Financial Services — 1.8%
980	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23 (a)(c)	1,022,450	1,104,607
6,000	New York Community Capital Trust V,
	6.000%, 11/01/51	300,700	300,000
		1,323,150	1,404,607
	Health Care — 2.0%
5,730	Avantor Inc., Ser. A
	6.250%, 05/15/22	308,126	517,247
500	Danaher Corp., Ser. B
	5.000%, 04/15/23	652,473	647,600
9,795	Elanco Animal Health Inc.,
	5.000%, 02/01/23	456,126	449,395
		1,416,725	1,614,242
	Semiconductors — 1.9%
1,005	Broadcom Inc., Ser. A
	8.000%, 09/30/22	1,006,500	1,481,862
	TOTAL MANDATORY CONVERTIBLE SECURITIES	7,225,360	9,044,416
			Market
Shares		Cost	Value
	COMMON STOCKS — 0.0%
	Energy and Utilities: Services — 0.0%
509,000	Bristow Group Inc., Escrow†(d)	$0	$0

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$125,000	U.S. Cash Management Bill,
	0.005%††, 04/20/21	125,000	124,999
800,000	U.S. Treasury Bill,
	0.035%††, 05/13/21(e)	799,967	799,984
	TOTAL U.S. GOVERNMENT OBLIGATIONS	924,967	924,983
	TOTAL INVESTMENTS — 97.3%	$60,190,078	76,926,973
	Other Assets and Liabilities (Net) — 2.7%.		2,110,258
	NET ASSETS — 100.0%		$79,037,231

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(c)	At March 31, 2021, the Fund held an investment in restricted and illiquid securities amounting to $1,104,607 or 1.40% of net assets., which was valued under methods approved by the Board of Trustees as follows:

03/31/21
Carrying
Acquistion		Acquistion	Acquistion	Value
Shares	Issuer	Dates	Cost	Per Share
980	2020 Cash Mandatory Exchangeable Trust.,	06 /24/20-
	5.250%, 06/01/23	09/30/20	$1,022,450	$1,127.1500

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	At March 31, 2021, $800,000 of the principal amount was pledged as collateral for current or potential holdings.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund
Schedule of Investments — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.9%
	Aerospace — 2.0%
5,325	L3Harris Technologies Inc.	$1,075,939	$1,079,271
	Automotive — 2.5%
23,465	General Motors Co.†	1,279,605	1,348,299
	Banking — 6.0%
28,189	Bank of America Corp.	625,269	1,090,632
7,491	JPMorgan Chase & Co.	532,827	1,140,355
10,431	Western Alliance Bancorp.	846,536	985,104
		2,004,632	3,216,091
	Broadcasting — 0.9%
3,337	Liberty Broadband Corp., Cl. C†	459,420	501,051
	Business Services — 2.0%
5,089	Visa Inc., Cl. A	1,043,966	1,077,494
	Computer Software and Services — 13.6%
11,837	Activision Blizzard Inc.	779,554	1,100,841
510	Alphabet Inc., Cl. A†	633,123	1,051,885
31,695	Cisco Systems Inc.	1,446,428	1,638,948
8,861	Fiserv Inc.†	1,027,476	1,054,813
15,381	Micron Technology Inc.†	950,283	1,356,758
4,491	Microsoft Corp.	562,144	1,058,843
		5,399,008	7,262,088
	Consumer Products — 2.1%
12,648	Church & Dwight Co. Inc.	935,837	1,104,803
	Diversified Industrial — 9.1%
7,476	Eaton Corp. plc	666,508	1,033,781
15,550	Fortive Corp.	903,381	1,098,452
5,323	Honeywell International Inc.	876,759	1,155,464
6,357	The Middleby Corp.†	1,027,996	1,053,673
6,986	Westinghouse Air Brake Technologies Corp.	506,586	553,012
		3,981,230	4,894,382
	Electronics — 2.5%
8,513	Microchip Technology Inc.	1,243,944	1,321,388
	Energy and Energy Services — 1.6%
11,625	EOG Resources Inc.	1,064,013	843,161
	Energy: Integrated — 4.2%
8,365	DTE Energy Co.	1,002,234	1,113,716
14,841	NextEra Energy Inc.	427,106	1,122,128
		1,429,340	2,235,844
	Energy: Oil — 3.7%
8,587	Chevron Corp.	790,230	899,832
20,366	ConocoPhillips	1,287,243	1,078,787
		2,077,473	1,978,619
	Entertainment — 2.0%
5,821	The Walt Disney Co.†.	748,998	1,074,091
	Financial Services — 11.2%
21,795	American International Group Inc.	817,446	1,007,147
4,374	Berkshire Hathaway Inc., Cl. B†	1,057,692	1,117,426
8,017	Capital One Financial Corp.	945,266	1,020,003
23,658	The Charles Schwab Corp.	1,040,194	1,542,028
3,933	The Goldman Sachs Group Inc.	1,180,359	1,286,091
		5,040,957	5,972,695
			Market
Shares		Cost	Value
	Food and Beverage — 2.0%
7,436	PepsiCo Inc.	$683,576	$1,051,822
	Health Care — 11.5%
8,667	Abbott Laboratories	728,048	1,038,653
5,490	Becton, Dickinson and Co.	959,128	1,334,893
6,635	Johnson & Johnson	783,491	1,090,462
11,345	Medtronic plc	959,788	1,340,185
3,565	UnitedHealth Group Inc.	876,207	1,326,430
		4,306,662	6,130,623
	Metals and Mining — 1.9%
30,346	Freeport-McMoRan Inc.†	977,090	999,294
	Real Estate — 4.1%
10,268	Prologis Inc., REIT	875,052	1,088,408
4,488	Public Storage, REIT	949,442	1,107,459
		1,824,494	2,195,867
	Retail — 12.0%
21,754	CVS Health Corp.	1,473,511	1,636,553
4,874	Dollar General Corp.	1,053,967	987,570
7,691	NIKE Inc., Cl. B	1,103,941	1,022,057
3,897	The Home Depot Inc.	529,301	1,189,559
11,808	Walmart Inc.	1,604,111	1,603,881
		5,764,831	6,439,620
	Telecommunications — 1.9%
7,992	T-Mobile US Inc.†	887,160	1,001,318
	Transportation — 2.1%
5,135	Union Pacific Corp.	497,686	1,131,805
	TOTAL COMMON STOCKS	42,725,861	52,859,626

	SHORT TERM INVESTMENT — 1.3%
	Other Investment Companies — 1.3%
670,818	Dreyfus Treasury Securities Cash Management, 0.010%*	670,818	670,818

	TOTAL INVESTMENTS — 100.2%	$43,396,679	53,530,444
	Other Assets and Liabilities (Net) — (0.2)%		(83,395)
	NET ASSETS — 100.0%		$53,447,049

*	1 day yield as of March 31, 2021.

†	Non-income producing security.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund
Schedule of Investments — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 68.9%
	Aerospace — 1.4%
3,702	L3Harris Technologies Inc..	$747,212	$750,321
	Automotive — 1.5%
13,930	General Motors Co.†	758,674	800,418
	Automotive: Parts and Accessories — 1.3%
1,363	O’Reilly Automotive Inc.†	635,188	691,382
	Banking — 3.3%
9,790	Bank of America Corp.	208,967	378,775
4,611	JPMorgan Chase & Co.	410,023	701,932
6,824	Western Alliance Bancorp	551,866	644,458
		1,170,856	1,725,165
	Broadcasting — 0.6%
1,981	Liberty Broadband Corp., Cl. C†.	262,215	297,447
	Business Services — 1.3%
3,131	Visa Inc., Cl. A	641,828	662,927
	Computer Software and Services — 13.0%
2,520	Accenture plc, Cl. A	580,532	696,150
6,315	Activision Blizzard Inc.	438,911	587,295
396	Alphabet Inc., Cl. A†	472,347	816,758
4,300	Cadence Design Systems Inc.†	500,404	589,057
14,221	Cisco Systems Inc.	662,990	735,368
3,473	Facebook Inc., Cl. A†	946,623	1,022,903
5,601	Fiserv Inc.†	649,644	666,743
9,143	Micron Technology Inc.†	547,738	806,504
3,959	Microsoft Corp.	346,385	933,413
		5,145,574	6,854,191
	Consumer Finance — 1.3%
5,480	Capital One Financial Corp.	645,769	697,220
	Consumer Products — 1.1%
6,694	Church & Dwight Co. Inc.	480,358	584,721
	Consumer Services — 1.9%
327	Amazon.com Inc.†	1,094,507	1,011,764
	Diversified Industrial — 3.3%
2,920	Eaton Corp. plc.	275,616	403,778
8,515	Fortive Corp.	487,365	601,500
1,831	Honeywell International Inc.	317,136	397,455
4,321	Westinghouse Air Brake Technologies Corp.	313,396	342,050
		1,393,513	1,744,783
	Electronics — 2.8%
5,709	Microchip Technology Inc.	833,759	886,151
1,688	Monolithic Power Systems Inc.	531,192	596,218
		1,364,951	1,482,369
	Energy and Energy Services — 0.7%
4,956	EOG Resources Inc.	432,399	359,459
	Energy: Integrated — 1.3%
2,701	DTE Energy Co.	319,001	359,611
4,236	NextEra Energy Inc.	131,972	320,284
		450,973	679,895
	Energy: Oil — 2.1%
4,647	Chevron Corp.	427,434	486,959
12,132	ConocoPhillips	743,617	642,632
		1,171,051	1,129,591
	Entertainment — 1.2%
3,412	The Walt Disney Co.†	417,806	629,582
	Equipment and Supplies — 2.4%
9,860	Amphenol Corp., Cl. A	557,372	650,464
			Market
Shares		Cost	Value
3,837	The Middleby Corp.†	$620,381	$635,983
		1,177,753	1,286,447
	Financial Services — 5.6%
8,278	American International Group Inc.	202,966	382,526
2,691	Berkshire Hathaway Inc., Cl. B†	650,718	687,470
17,434	The Charles Schwab Corp.	813,307	1,136,348
2,349	The Goldman Sachs Group Inc.	688,974	768,123
		2,355,965	2,974,467
	Food and Beverage — 0.6%
2,226	PepsiCo Inc.	231,529	314,868
	Health Care — 7.8%
5,945	Abbott Laboratories.	351,445	712,449
3,547	Becton, Dickinson and Co.	663,899	862,453
3,917	Johnson & Johnson	439,552	643,759
7,585	Medtronic plc	652,468	896,016
2,649	UnitedHealth Group Inc.	619,880	985,613
		2,727,244	4,100,290
	Metals and Mining — 1.2%
18,621	Freeport-McMoRan Inc.†	599,470	613,189
	Real Estate — 1.3%
3,039	Prologis Inc., REIT	260,719	322,134
1,365	Public Storage, REIT	288,194	336,827
		548,913	658,961
	Retail — 8.0%
15,010	CVS Health Corp.	1,003,057	1,129,202
3,064	Dollar General Corp.	662,568	620,828
4,620	NIKE Inc., Cl. B	587,625	613,952
2,864	The Home Depot Inc.	412,837	874,236
7,020	Walmart Inc..	954,852	953,527
		3,620,939	4,191,745
	Semiconductors — 1.1%
1,124	NVIDIA Corp.	630,051	600,137
	Telecommunications — 1.2%
4,943	T-Mobile US Inc.†	548,751	619,308
	Transportation — 1.6%
3,920	Union Pacific Corp.	369,212	864,007
	TOTAL COMMON STOCKS	29,622,701	36,324,654

	MANDATORY CONVERTIBLE SECURITIES (a) — 0.7%
	Health Care — 0.7%
3,400	Boston Scientific Corp.
	5.500%, Ser. A, 06/01/23	389,350	364,684

Principal
Amount
	CORPORATE BONDS — 18.4%
	Aerospace — 0.5%
$255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
	4.450%, 10/01/25	277,924	277,143

	Banking — 2.7%
750,000	Fifth Third Bancorp,
	2.375%, 01/28/25	749,844	782,572
See accompanying notes to financial statements.

TETON Westwood Balanced Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS (Continued)
	Banking (Continued)
$600,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	$600,140	$652,270

		1,349,984	1,434,842

	Diversified Industrial — 1.0%
510,000	Cabot Corp.,
	4.000%, 07/01/29	508,716	538,042

	Energy and Energy Services — 1.0%
235,000	Energy Transfer LP,
	6.250%, 04/15/49	275,484	275,750
260,000	Plains All American Pipeline LP / PAA Finance Corp.,
	3.800%, 09/15/30	274,252	264,915
		549,736	540,665

	Energy: Oil — 0.6%
55,000	Diamondback Energy Inc.,
	3.125%, 03/24/31	54,813	54,826
275,000	MPLX LP,
	2.650%, 08/15/30	273,888	269,623
		328,701	324,449

	Financial Services — 2.8%
138,000	American Honda Finance Corp., MTN,
	1.000%, 09/10/25	137,994	135,885
140,000	Berkshire Hathaway Finance Corp.,
	2.850%, 10/15/50	139,889	128,851
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	603,991	649,546
405,000	Owl Rock Capital Corp.,
	3.400%, 07/15/26	404,579	410,417
118,000	Schlumberger Finance Canada Ltd.,
	1.400%, 09/17/25	118,260	118,165
		1,404,713	1,442,864

	Food and Beverage — 0.7%
380,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	387,256	384,861

	Health Care — 2.7%
600,000	Aetna Inc.,
	3.500%, 11/15/24	600,440	648,359
750,000	Amgen Inc.,
	2.200%, 02/21/27	758,359	769,355
		1,358,799	1,417,714

	Hotels and Gaming — 0.5%
235,000	Marriott International Inc.,
	4.625%, 06/15/30	273,083	263,012

	Real Estate — 0.8%
150,000	Brixmor Operating Partnership LP,
	2.250%, 04/01/28	149,786	147,307
Principal			Market
Amount		Cost	Value
$265,000	VEREIT Operating Partnership LP,
	2.850%, 12/15/32	$272,002	$256,667

		421,788	403,974

	Retail — 2.2%
151,000	7-Eleven Inc.,
	0.950%, 02/10/26	150,650	146,980
200,000	AutoZone Inc.,
	1.650%, 01/15/31	197,851	183,269
800,000	CVS Health Corp.,
	3.250%, 08/15/29	811,269	845,962

		1,159,770	1,176,211

	Semiconductors — 0.5%
235,000	Broadcom Inc.,
	4.150%, 11/15/30	271,772	254,216

	Telecommunications — 0.5%
270,000	Charter Communications Operating LLC / Charter Communications Operating Capital,
	3.700%, 04/01/51	277,814	252,203

	Transportation — 1.9%
875,000	AP Moller - Maersk A/S,
	4.500%, 06/20/29	870,431	969,065

	TOTAL CORPORATE BONDS	9,440,487	9,679,261

	CONVERTIBLE CORPORATE BONDS — 2.7%
	Computer Software and Services — 0.6%
350,000	Splunk Inc.,
	1.125%, 06/15/27	381,872	333,594

	Energy: Integrated — 0.5%
205,000	SolarEdge Technologies Inc.,
	Zero Coupon, 09/15/25	205,000	262,297

	Health Care — 0.9%
325,000	Exact Sciences Corp.,
	0.375%, 03/15/27	387,798	446,063

	Security Software — 0.7%
300,000	Akamai Technologies Inc.,
	0.125%, 05/01/25	373,993	364,313

	TOTAL CONVERTIBLE CORPORATE BONDS	1,348,663	1,406,267

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
	Federal Home Loan Mortgage Corp. — 0.3%
169,259	3.500%, 08/01/49	174,186	178,616

	Federal National Mortgage Association — 2.6%
1,100,000	2.625%, 09/06/24	1,118,867	1,182,462
163,699	3.500%, 07/01/49	168,463	172,845

		1,287,330	1,355,307

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	1,461,516	1,533,923
	U.S. GOVERNMENT OBLIGATIONS — 5.1%
	U.S. Treasury Bonds — 2.9%
450,000	2.500%, 02/15/45	407,191	458,508
700,000	2.500%, 05/15/46	700,331	711,976

See accompanying notes to financial statements.

TETON Westwood Balanced Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS (Continued)
	U.S. Treasury Bonds (Continued)
$350,000	2.250%, 08/15/46	$369,723	$338,885
		1,477,245	1,509,369

	U.S. Treasury Notes — 2.2%
330,000	2.250%, 11/15/27	316,081	349,194
545,000	2.625%, 02/15/29	557,277	589,207
225,000	2.375%, 05/15/29	238,574	238,979
		1,111,932	1,177,380

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,589,177	2,686,749
			Market
Shares		Cost	Value
	SHORT TERM INVESTMENT — 1.3%
	Other Investment Companies — 1.3%
695,009	Dreyfus Treasury Securities Cash Management, 0.010%*	$695,009	$695,009

	TOTAL INVESTMENTS — 100.0%	$45,546,903	52,690,547
	Other Assets and Liabilities (Net) — (0.0)%		21,074

	NET ASSETS — 100.0%		$52,711,621

*	1 day yield as of March 31, 2021.

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

MTN	Medium Term Note

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Assets and Liabilities
March 31, 2021 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (cost $337,638,116, $32,528,642, and $60,190,078, respectively)	$690,655,244	$53,360,503	$76,926,973
Investments in affiliates, at value (cost $12,081,404)	23,724,179	—	—
Foreign currency, at value (cost $1,413).	1,420	—	—
Cash	2,949	2,144	—
Receivable for Fund shares sold	396,105	1,559,938	239,580
Receivable for investments sold	430,721	—	3,873,163
Receivable from Adviser	—	12,725	27,160
Dividends and interest receivable	385,292	27,520	213,785
Prepaid expenses	42,412	27,444	26,443
Total Assets	715,638,322	54,990,274	81,307,104
Liabilities:
Payable to custodian	—	—	47,437
Payable for investments purchased.	77,997	890,554	2,026,188
Payable for Fund shares redeemed	449,028	34,399	43,080
Payable for investment advisory fees	607,878	44,184	68,627
Payable for distribution fees	95,707	5,204	8,492
Payable for accounting fees	7,500	—	7,500
Payable for trustees fees	694	—	—
Payable for custodian fees	142,318	8,967	16,995
Payable for legal and audit fees	43,986	21,329	18,876
Payable for shareholder communications expenses.	171,228	23,521	25,229
Payable for shareholder services fees	115,074	4,884	5,095
Other accrued expenses	21,988	3,152	2,354
Total Liabilities	1,733,398	1,036,194	2,269,873
Net Assets	$713,904,924	$53,954,080	$79,037,231
Net Assets Consist of:
Paid-in capital.	$287,798,062	$32,331,827	$58,297,765
Total distributable earnings	426,106,862	21,622,253	20,739,466
Net Assets	$713,904,924	$53,954,080	$79,037,231
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized: Class AAA:
Net assets.	$135,063,475	$9,444,277	$8,828,731
Shares of beneficial interest outstanding	4,544,270	375,090	503,970
Net Asset Value, offering, and redemption price per share.	$29.72	$25.18	$17.52
Class A:
Net assets.	$98,616,366	$5,111,700	$5,757,032
Shares of beneficial interest outstanding	3,499,534	215,638	317,303
Net Asset Value and redemption price per share.	$28.18	$23.71	$18.14
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$29.35	$24.70	$18.90
Class C:
Net assets.	$52,724,435	$2,512,141	$6,056,326
Shares of beneficial interest outstanding	2,231,629	128,046	311,795
Net Asset Value and offering price per share(a)	$23.63	$19.62	$19.42
Class I:
Net assets	$427,500,648	$36,885,962	$58,395,142
Shares of beneficial interest outstanding	13,882,807	1,403,381	3,321,385
Net Asset Value, offering, and redemption price per share	$30.79	$26.28	$17.58

(a)   Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Assets and Liabilities (Continued)
March 31, 2021 (Unaudited)

	Equity Fund	Balanced Fund
Assets:
Investments, at value (cost $43,396,679 and $45,546,903, respectively)	$53,530,444	$52,690,547
Investments in affiliates, at value	—	—
Cash	—	—
Receivable for Fund shares sold	783	10,642
Receivable for investments sold	—	—
Receivable from Adviser	—	—
Dividends and interest receivable	21,582	117,617
Prepaid expenses	28,271	27,244
Total Assets	53,581,080	52,846,050
Liabilities:
Payable to custodian	—	—
Payable for investments purchased	—	—
Payable for Fund shares redeemed	—	10,583
Payable for investment advisory fees	44,871	33,428
Payable for distribution fees	10,611	11,186
Payable for accounting fees	7,500	7,500
Payable for trustees fees	138	182
Payable for custodian fees	14,094	15,901
Payable for legal and audit fees	18,068	18,195
Payable for shareholder communications expenses	26,383	24,718
Payable for shareholder services fees	8,980	9,129
Other accrued expenses	3,386	3,607
Total Liabilities	134,031	134,429
Net Assets	$53,447,049	$52,711,621
Net Assets Consist of:
Paid-in capital	$38,525,317	$42,648,531
Total distributable earnings	14,921,732	10,063,090
Net Assets	$53,447,049	$52,711,621
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized: Class AAA:
Net assets	$49,457,703	$39,423,548
Shares of beneficial interest outstanding	3,883,171	3,433,553
Net Asset Value, offering, and redemption price per share	$12.74	$11.48
Class A:
Net assets	$986,907	$8,274,031
Shares of beneficial interest outstanding	77,539	715,097
Net Asset Value and redemption price per share	$12.73	$11.57
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$13.26	$12.05
Class C:
Net assets	$27,679	$1,331,858
Shares of beneficial interest outstanding	2,359	113,027
Net Asset Value and offering price per share(a)	$11.73	$11.78
Class I:
Net assets	$2,974,760	$3,682,184
Shares of beneficial interest outstanding	234,667	321,257
Net Asset Value, offering, and redemption price per share	$12.68	$11.46

(a) Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Operations
For the Six Months Ended March 31, 2021 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $11,101, $193, and $0, respectively)	$9,082,017	$282,302	$335,724
Dividends - affiliated	272,185	—	—
Interest	3,301	340	276,848
Total Investment Income	9,357,503	282,642	612,572
Expenses:
Investment advisory fees	3,215,713	217,924	408,674
Distribution fees - Class AAA	152,923	10,101	11,023
Distribution fees - Class A	120,988	6,010	9,377
Distribution fees - Class C	257,837	10,581	32,091
Accounting fees	22,500	—	22,500
Custodian fees	78,526	4,709	9,566
Legal and audit fees	37,386	16,563	13,657
Registration expenses	32,654	25,949	28,712
Shareholder communications expenses	104,072	12,322	15,291
Shareholder services fees	276,773	8,183	14,055
Trustees’ fees	54,228	3,120	6,992
Miscellaneous expenses	23,843	6,142	6,521
Total Expenses	4,377,443	321,604	578,459
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(76,160)	(157,623)
Advisory fee reduction on unsupervised assets (See Note 3)	(26,019)	—	—
Expenses paid by broker (See Note 6)	(4,013)	(829)	(538)
Total Reimbursements, Waivers, Reductions, and Credits	(30,032)	(76,989)	(158,161)
Net Expenses	4,347,411	244,615	420,298
Net Investment Income	5,010,092	38,027	192,274
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	62,516,631	1,922,300	4,562,777
Net realized loss on investments - affiliated	(42,953)	—	—
Net realized loss on foreign currency transactions	(1,289)	—	—
Net realized gain on investments and foreign currency transactions	62,472,389	1,922,300	4,562,777
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	164,996,978	18,247,263	6,686,918
on investments - affiliated	4,775,657	—	—
on foreign currency translations	(19)	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	169,772,616	18,247,263	6,686,918
Net Realized and Unrealized Gain on Investments and Foreign Currency	232,245,005	20,169,563	11,249,695
Net Increase in Net Assets Resulting from Operations	$237,255,097	$20,207,590	$11,441,969

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Operations (Continued)
For the Six Months Ended March 31, 2021 (Unaudited)

	Equity Fund	Balanced Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0 and $0, respectively)	$430,101	$254,748
Dividends - affiliated	—	—
Interest	21	178,215
Total Investment Income	430,122	432,963
Expenses:
Investment advisory fees.	255,108	199,828
Distribution fees - Class AAA	58,616	49,241
Distribution fees - Class A	1,522	11,914
Distribution fees - Class C	958	8,297
Accounting fees	15,000	22,500
Custodian fees	7,681	8,581
Legal and audit fees	13,401	13,506
Registration expenses	27,586	28,397
Shareholder communications expenses.	13,728	13,167
Shareholder services fees	16,152	17,947
Trustees’ fees	4,529	4,867
Miscellaneous expenses	6,155	6,287
Total Expenses	420,436	384,532
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid by broker (See Note 6)	(508)	(579)
Total Reimbursements, Waivers, Reductions, and Credits	(508)	(579)
Net Expenses.	419,928	383,953
Net Investment Income	10,194	49,010
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	4,792,167	3,452,414
Net realized loss on investments - affiliated	—	—
Net realized loss on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	4,792,167	3,452,414
Net change in unrealized appreciation/depreciation:
on investments	4,855,631	1,921,781
Net change in unrealized appreciation/depreciation on investments	4,855,631	1,921,781
Net Realized and Unrealized Gain on Investments and Foreign Currency	9,647,798	5,374,195
Net Increase in Net Assets Resulting from Operations	$9,657,992	$5,423,205

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Changes in Net Assets

	Mighty Mites Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Operations:
Net investment income/(loss)	$5,010,092	$(1,781,723)
Net realized gain/(loss) on investments and foreign currency transactions	62,472,389	71,774,205
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	169,772,616	(170,522,024)
Net Increase/(Decrease) in Net Assets Resulting from Operations	237,255,097	(100,529,542)
Distributions to Shareholders
Accumulated earnings
Class AAA	(10,683,732)	(6,208,183)
Class A	(7,469,859)	(3,606,122)
Class C	(5,804,836)	(4,751,028)
Class I	(32,433,056)	(24,833,267)
Distributions to Shareholders	(56,391,483)	(39,398,600)
Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	3,745,451	6,998,306
Class A	11,713,197	28,659,192
Class C	1,458,361	3,705,823
Class I	35,671,025	76,093,456
	52,588,034	115,456,777
Proceeds from reinvestment of distributions
Class AAA	10,374,998	6,063,185
Class A	6,360,400	3,348,477
Class C	5,657,197	4,118,528
Class I	24,488,342	17,295,389
	46,880,937	30,825,579
Cost of shares redeemed
Class AAA	(16,636,093)	(46,554,600)
Class A	(11,100,064)	(28,494,755)
Class C	(15,279,296)	(54,901,918)
Class I	(70,466,899)	(295,064,423)
	(113,482,352)	(425,015,696)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(14,013,381)	(278,733,340)
Redemption Fees	30	498
Net Increase/(Decrease) in Net Assets	166,850,263	(418,660,984)
Net Assets:
Beginning of year	547,054,661	965,715,645
End of period	$713,904,924	$547,054,661

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Changes in Net Assets (Continued)

SmallCap Equity Fund		Convertible Securities Fund		Equity Fund		Balanced Fund
For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020

$38,027	$115,108	$192,274	$749,458	$10,194	$365,588	$49,010	$496,933
1,922,300	(81,846)	4,562,777	1,950,481	4,792,167	2,201,830	3,452,414	1,877,132
18,247,263	(3,957,562)	6,686,918	6,732,680	4,855,631	(4,996,419)	1,921,781	(2,544,380)
20,207,590	(3,924,300)	11,441,969	9,432,619	9,657,992	(2,429,001)	5,423,205	(170,315)

(750)	(382,989)	(205,110)	(160,522)	(2,094,143)	(4,707,142)	(1,765,136)	(3,248,968)
—	(221,161)	(152,881)	(133,245)	(44,214)	(124,557)	(363,941)	(688,567)
—	(174,295)	(120,281)	(94,498)	(1,252)	(8,991)	(56,191)	(91,165)
(59,483)	(1,189,843)	(1,484,456)	(1,362,135)	(137,755)	(372,035)	(188,565)	(284,164)
(60,233)	(1,968,288)	(1,962,728)	(1,750,400)	(2,277,364)	(5,212,725)	(2,373,833)	(4,312,864)

402,370	819,991	1,720,076	3,003,812	128,358	371,406	413,207	2,247,574
226,647	312,908	585,272	1,747,065	150,303	27,659	482,886	1,108,936
276,033	536,408	533,369	2,038,150	537,726	3,701	1,407,345	613,730
11,622,663	5,415,906	8,274,632	24,215,140	232,628	73,325	153,105	1,216,781
12,527,713	7,085,213	11,113,349	31,004,167	1,049,015	476,091	2,456,543	5,187,021

749	382,027	203,184	155,791	2,026,765	4,531,816	1,720,468	3,158,115
—	220,311	151,759	131,687	43,105	124,532	359,637	673,247
—	170,932	119,362	93,984	1,252	6,710	51,954	76,268
59,113	1,186,210	1,481,881	1,361,828	135,300	367,279	188,565	272,170
59,862	1,959,480	1,956,186	1,743,290	2,206,422	5,030,337	2,320,624	4,179,800

(903,064)	(1,667,784)	(1,421,339)	(1,558,201)	(3,611,723)	(4,767,525)	(3,687,782)	(7,977,385)
(264,523)	(1,114,905)	(1,931,473)	(1,215,061)	(369,841)	(324,277)	(1,017,566)	(2,657,651)
(344,040)	(1,718,018)	(1,501,696)	(883,050)	(559,890)	(61,054)	(1,425,587)	(1,565,123)
(5,619,424)	(8,970,107)	(11,164,011)	(14,904,225)	(399,384)	(1,233,302)	(1,023,742)	(764,011)
(7,131,051)	(13,470,814)	(16,018,519)	(18,560,537)	(4,940,838)	(6,386,158)	(7,154,677)	(12,964,170)
5,456,524	(4,426,121)	(2,948,984)	14,186,920	(1,685,401)	(879,730)	(2,377,510)	(3,597,349)
—	67	45	443	—	—	—	—
25,603,881	(10,318,642)	6,530,302	21,869,582	5,695,227	(8,521,456)	671,862	(8,080,528)

28,350,199	38,668,841	72,506,929	50,637,347	47,751,822	56,273,278	52,039,759	60,120,287
$53,954,080	$28,350,199	$79,037,231	$72,506,929	$53,447,049	$47,751,822	$52,711,621	$52,039,759

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2021(f)	$22.42	$ 0.19	$ 9.52	$ 9.71	$(2.41)	$(2.41)	$0.00	$29.72	46.2%	$135,064	1.47	%(g)	1.44	%(g)	1.45	%(g)	3%
2020	25.58	(0.07)	(2.01)	(2.08)	(1.08)	(1.08)	0.00	22.42	(8.7)	103,109	(0.31)		1.43		1.44		2
2019	28.86	(0.03)	(2.28)	(2.31)	(0.97)	(0.97)	0.00	25.58	(8.0)	156,267	(0.11)		1.41		1.41		8
2018	29.42	(0.07)	1.32	1.25	(1.81)	(1.81)	0.00	28.86	4.4	226,938	(0.25)		1.40		1.40		9
2017	24.76	(0.12)	5.97	5.85	(1.19)	(1.19)	0.00	29.42	24.4	274,161	(0.46)		1.41		1.42		8
2016	22.02	(0.15)	3.41	3.26	(0.52)	(0.52)	0.00	24.76	15.0	256,488	(0.67)		1.41		1.41		6
Class A
2021(f)	$21.37	$ 0.19	$ 9.03	$ 9.22	$(2.41)	$(2.41)	$0.00	$28.18	46.2%	$ 98,616	1.49	%(g)	1.47	%(g)	1.48	%(g)	3%
2020	24.49	(0.12)	(1.92)	(2.04)	(1.08)	(1.08)	0.00	21.37	(8.9)	68,250	(0.55)		1.68		1.69		2
2019	27.75	(0.09)	(2.20)	(2.29)	(0.97)	(0.97)	0.00	24.49	(8.3)	75,977	(0.35)		1.66		1.66		8
2018	28.42	(0.14)	1.28	1.14	(1.81)	(1.81)	0.00	27.75	4.1	111,572	(0.50)		1.65		1.65		9
2017	24.01	(0.18)	5.78	5.60	(1.19)	(1.19)	0.00	28.42	24.1	169,017	(0.72)		1.66		1.67		8
2016	21.43	(0.20)	3.30	3.10	(0.52)	(0.52)	0.00	24.01	14.6	141,893	(0.92)		1.66		1.66		6
Class C
2021(f)	$18.31	$ 0.07	$ 7.66	$ 7.73	$(2.41)	$(2.41)	$0.00	$23.63	45.7%	$ 52,724	0.66	%(g)	2.19	%(g)	2.20	%(g)	3%
2020	21.24	(0.20)	(1.65)	(1.85)	(1.08)	(1.08)	0.00	18.31	(9.4)	47,509	(1.06)		2.18		2.19		2
2019	24.32	(0.18)	(1.93)	(2.11)	(0.97)	(0.97)	0.00	21.24	(8.7)	108,356	(0.85)		2.16		2.16		8
2018	25.24	(0.24)	1.13	0.89	(1.81)	(1.81)	0.00	24.32	3.6	166,600	(1.00)		2.15		2.15		9
2017	21.55	(0.27)	5.15	4.88	(1.19)	(1.19)	0.00	25.24	23.5	180,282	(1.21)		2.16		2.17		8
2016	19.38	(0.28)	2.97	2.69	(0.52)	(0.52)	0.00	21.55	14.1	175,241	(1.41)		2.16		2.16		6
Class I
2021(f)	$23.13	$ 0.24	$ 9.83	$10.07	$(2.41)	$(2.41)	$0.00	$30.79	46.3%	$427,501	1.72	%(g)	1.19	%(g)	1.20	%(g)	3%
2020	26.29	(0.01)	(2.07)	(2.08)	(1.08)	(1.08)	0.00	23.13	(8.4)	328,187	(0.05)		1.18		1.19		2
2019	29.57	0.04	(2.35)	(2.31)	(0.97)	(0.97)	0.00	26.29	(7.8)	625,116	0.15		1.16		1.16		8
2018	30.02	0.00 (c)	1.36	1.36	(1.81)	(1.81)	0.00	29.57	4.7	930,953	0.00	(h)	1.15		1.15		9
2017	25.18	(0.06)	6.09	6.03	(1.19)	(1.19)	0.00	30.02	24.7	728,641	(0.22)		1.16		1.17		8
2016	22.34	(0.10)	3.46	3.36	(0.52)	(0.52)	0.00	25.18	15.2	476,493	(0.44)		1.16		1.16		6

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.01% of net assets for the six months ended March 31, 2021 and the years ended September 30, 2020 and 2017. For the years ended September 30, 2019, 2018, and 2016, there was no impact on the expense ratios.
(f)	For the six months ended March 31, 2021, unaudited.
(g)	Annualized.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements(c)		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2021(d)	$15.40	$0.01	$ 9.77	$ 9.78	$(0.00	)(b)	—	$(0.00	)(b)	—	$25.18	63.5%	$ 9,444	0.05	%(e)	1.25	%(e)	1.60	%(e)	10%
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		$(0.82)	(0.89)		$0.00	15.40	(10.1)	6,146	0.26		1.25		1.70		18
2019	21.49	0.06	(1.28)	(1.22)	—		(2.30)	(2.30)		0.00	17.97	(5.6)	7,758	0.33		1.25		1.64		35
2018	21.37	(0.02)	2.00	1.98	—		(1.86)	(1.86)		—	21.49	9.7	9,286	(0.08)		1.25		1.72		32
2017	19.03	(0.04)	4.17	4.13	—		(1.79)	(1.79)		0.00	21.37	23.1	9,295	(0.22)		1.36		1.74		38
2016	18.54	(0.04)	3.57	3.53	—		(3.04)	(3.04)		0.00	19.03	21.1	10,855	(0.25)		1.50		1.79		18
Class A
2021(d)	$14.50	$0.00 (b)	$ 9.21	$ 9.21	—		—	—		—	$23.71	63.5%	$ 5,112	0.01	%(e)	1.28	%(e)	1.63	%(e)	10%
2020	16.98	0.00 (b)	(1.63)	(1.63)	$(0.03)		$(0.82)	$(0.85)		$0.00	14.50	(10.3)	3,172	0.02		1.50		1.95		18
2019	20.48	0.01	(1.21)	(1.20)	—		(2.30)	(2.30)		0.00	16.98	(5.8)	4,440	0.08		1.50		1.89		35
2018	20.50	(0.07)	1.91	1.84	—		(1.86)	(1.86)		—	20.48	9.4	5,024	(0.33)		1.50		1.97		32
2017	18.37	(0.09)	4.01	3.92	—		(1.79)	(1.79)		0.00	20.50	22.8	3,580	(0.47)		1.60		1.99		38
2016	18.02	(0.08)	3.47	3.39	—		(3.04)	(3.04)		0.00	18.37	20.9	2,871	(0.49)		1.75		2.04		18
Class C
2021(d)	$12.04	$(0.06)	$ 7.64	$ 7.58	—		—	—		—	$19.62	63.0%	$ 2,512	(0.70	)%(e)	2.00	%(e)	2.35	%(e)	10%
2020	14.28	(0.06)	(1.36)	(1.42)	—		$(0.82)	$(0.82)		$0.00	12.04	(10.8)	1,597	(0.46)		2.00		2.45		18
2019	17.69	(0.06)	(1.05)	(1.11)	—		(2.30)	(2.30)		0.00	14.28	(6.2)	3,164	(0.41)		2.00		2.39		35
2018	18.04	(0.15)	1.66	1.51	—		(1.86)	(1.86)		—	17.69	8.8	2,895	(0.83)		2.00		2.47		32
2017	16.43	(0.16)	3.56	3.40	—		(1.79)	(1.79)		0.00	18.04	22.2	2,247	(0.97)		2.11		2.49		38
2016	16.49	(0.15)	3.13	2.98	—		(3.04)	(3.04)		0.00	16.43	20.2	2,268	(0.99)		2.25		2.54		18
Class I
2021(d)	$16.09	$0.03	$10.20	$10.23	$(0.04)		—	$(0.04)		—	$26.28	63.7%	$36,886	0.29	%(e)	1.00	%(e)	1.35	%(e)	10%
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		$(0.82)	(0.94)		$0.00	16.09	(9.9)	17,435	0.52		1.00		1.45		18
2019	22.27	0.11	(1.32)	(1.21)	(0.02)		(2.30)	(2.32)		0.00	18.74	(5.3)	23,307	0.60		1.00		1.39		35
2018	22.04	0.04	2.05	2.09	—		(1.86)	(1.86)		—	22.27	9.9	21,688	0.17		1.00		1.47		32
2017	19.53	0.01	4.29	4.30	—		(1.79)	(1.79)		0.00	22.04	23.4	17,501	0.03		1.09		1.49		38
2016	18.90	0.00 (b)	3.67	3.67	—		(3.04)	(3.04)		0.00	19.53	21.5	10,883	0.00		1.25		1.54		18

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received during the year ended September 30, 2016, the expense ratios would have been 1.51%, 1.76%, 2.26%, and 1.26% for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended March 31, 2021 and years ended September 30, 2020, 2019, 2018, and 2017, these credits had no material impact on the expense ratios.
(d)	For the six months ended March 31, 2021, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption fees(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2021(c)	$15.59	$ 0.03	$2.31	$2.34	$(0.08)		$(0.33)	$(0.41)		$0.00	$17.52	15.1%	$ 8,829	0.35	%(d)	1.15	%(d)(e)	1.54	%(d)	24%
2020	13.86	0.16	1.98	2.14	(0.25)		(0.16)	(0.41)		0.00	15.59	15.8	7,392	1.12		1.15	(e)	1.62		62
2019	13.98	0.13	0.51	0.64	(0.23)		(0.53)	(0.76)		—	13.86	5.1	5,168	1.00		1.15	(e)	1.66		28
2018	12.41	0.04	1.73	1.77	(0.20)		—	(0.20)		—	13.98	14.4	4,523	0.34		1.15	(e)	2.03		35
2017	11.59	0.07	1.49	1.56	(0.21)		(0.53)	(0.74)		—	12.41	14.1	4,138	0.57		1.15		2.47		40
2016	10.53	0.04	1.05	1.09	(0.03)		—	(0.03)		—	11.59	10.4	4,240	0.38		2.00	(e)	2.74		20
Class A
2021(c)	$16.13	$ 0.03	$2.39	$2.42	$(0.08)		$(0.33)	$(0.41)		$0.00	$18.14	15.1%	$ 5,757	0.31	%(d)	1.19	%(d)(e)	1.58	%(d)	24%
2020	14.33	0.13	2.04	2.17	(0.21)		(0.16)	(0.37)		0.00	16.13	15.5	6,143	0.86		1.40	(e)	1.87		62
2019	14.43	0.10	0.53	0.63	(0.20)		(0.53)	(0.73)		—	14.33	4.8	4,821	0.76		1.40	(e)	1.91		28
2018	12.79	0.01	1.80	1.81	(0.17)		—	(0.17)		—	14.43	14.2	3,711	0.09		1.40	(e)	2.28		35
2017	11.94	0.05	1.52	1.57	(0.19)		(0.53)	(0.72)		—	12.79	13.8	2,670	0.42		1.40		2.72		40
2016	10.87	0.01	1.08	1.09	(0.02)		—	(0.02)		—	11.94	10.1	1,191	0.10		2.25	(e)	2.99		20
Class C
2021(c)	$17.26	$(0.04)	$2.56	$2.52	$(0.03)		$(0.33)	$(0.36)		$0.00	$19.42	14.7%	$ 6,056	(0.40	)%(d)	1.90	%(d)(e)	2.29	%(d)	24%
2020	15.30	0.06	2.19	2.25	(0.13)		(0.16)	(0.29)		0.00	17.26	14.9	6,130	0.37		1.90	(e)	2.37		62
2019	15.36	0.04	0.56	0.60	(0.13)		(0.53)	(0.66)		—	15.30	4.3	4,246	0.26		1.90	(e)	2.41		28
2018	13.62	(0.06)	1.90	1.84	(0.10)		—	(0.10)		—	15.36	13.6	2,960	(0.40)		1.90	(e)	2.78		35
2017	12.69	(0.02)	1.63	1.61	(0.15)		(0.53)	(0.68)		—	13.62	13.3	1,307	(0.19)		1.90		3.22		40
2016	11.59	(0.04)	1.14	1.10	(0.00	)(b)	—	(0.00	)(b)	—	12.69	9.6	873	(0.37)		2.75	(e)	3.49		20
Class I
2021(c)	$15.64	$ 0.05	$2.32	$2.37	$(0.10)		$(0.33)	$(0.43)		$0.00	$17.58	15.3%	$58,395	0.60	%(d)	0.90	%(d)(e)	1.29	%(d)	24%
2020	13.91	0.20	1.97	2.17	(0.28)		(0.16)	(0.44)		0.00	15.64	16.0	52,842	1.36		0.90	(e)	1.37		62
2019	14.03	0.18	0.49	0.67	(0.26)		(0.53)	(0.79)		—	13.91	5.3	36,402	1.32		0.90	(e)	1.41		28
2018	12.44	0.08	1.75	1.83	(0.24)		—	(0.24)		—	14.03	14.8	18,097	0.56		0.90	(e)	1.78		35
2017	11.61	0.12	1.48	1.60	(0.24)		(0.53)	(0.77)		—	12.44	14.5	6,636	1.00		0.90		2.22		40
2016	10.56	0.07	1.04	1.11	(0.06)		—	(0.06)		—	11.61	10.6	394	0.61		1.75	(e)	2.49		20

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2021, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received, the expense ratios for the year ended September 30, 2016 would have been 2.01% (Class AAA), 2.26% (Class A), 2.76% (Class C), and 1.76% (Class I), respectively. For the six months ended March 31, 2021 and years ended September 30, 2020, 2019, and 2018, these credits had no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)		Portfolio Turnover Rate
Equity Fund
Class AAA
2021(c)	$11.02	$0.00	(d)	$ 2.26	$ 2.26	$(0.06)	$(0.48)	$(0.54)	$12.74	21.0%	$49,458	0.03	%(e)	1.66	%(e)	36%
2020	12.66	0.08		(0.53)	(0.45)	(0.11)	(1.08)	(1.19)	11.02	(4.3)	44,109	0.70		1.63		46
2019	13.94	0.10		0.54	0.64	(0.09)	(1.83)	(1.92)	12.66	5.8	50,849	0.80		1.64		28
2018	13.69	0.08		1.71	1.79	(0.06)	(1.48)	(1.54)	13.94	14.1	54,595	0.59		1.60		33
2017	12.59	0.06		1.91	1.97	(0.07)	(0.80)	(0.87)	13.69	16.6	54,159	0.50		1.62		28
2016	12.22	0.07		1.30	1.37	(0.05)	(0.95)	(1.00)	12.59	11.4	53,063	0.54		1.63		31
Class A
2021(c)	$10.99	$(0.00	)(d)	$ 2.25	$ 2.25	$(0.03)	$(0.48)	$(0.51)	$12.73	21.0%	$ 987	(0.03	)%(e)	1.70	%(e)	36%
2020	12.63	0.05		(0.53)	(0.48)	(0.08)	(1.08)	(1.16)	10.99	(4.6)	1,010	0.45		1.88		46
2019	13.90	0.07		0.54	0.61	(0.05)	(1.83)	(1.88)	12.63	5.6	1,366	0.56		1.89		28
2018	13.64	0.05		1.71	1.76	(0.02)	(1.48)	(1.50)	13.90	13.9	1,435	0.35		1.85		33
2017	12.55	0.04		1.89	1.93	(0.04)	(0.80)	(0.84)	13.64	16.3	2,502	0.28		1.87		28
2016	12.19	0.03		1.31	1.34	(0.03)	(0.95)	(0.98)	12.55	11.2	3,719	0.29		1.88		31
Class C
2021(c)	$10.18	$(0.06)		$ 2.09	$ 2.03	—	$(0.48)	$(0.48)	$11.73	20.4%	$ 27	(1.04	)%(e)	2.41	%(e)	36%
2020	11.76	(0.00	)(d)	(0.50)	(0.50)	—	(1.08)	(1.08)	10.18	(5.0)	38	(0.01)		2.38		46
2019	13.09	0.00		0.50	0.50	—	(1.83)	(1.83)	11.76	5.0	104	0.04		2.39		28
2018	12.97	(0.02)		1.62	1.60	—	(1.48)	(1.48)	13.09	13.3	449	(0.17)		2.35		33
2017	11.99	(0.03)		1.81	1.78	—	(0.80)	(0.80)	12.97	15.7	685	(0.25)		2.37		28
2016	11.72	(0.03)		1.25	1.22	—	(0.95)	(0.95)	11.99	10.6	843	(0.23)		2.38		31
Class I
2021(c)	$10.98	$ 0.02		$ 2.25	$ 2.27	$(0.09)	$(0.48)	$(0.57)	$12.68	21.2%	$ 2,975	0.28	%(e)	1.41	%(e)	36%
2020	12.62	0.11		(0.53)	(0.42)	(0.14)	(1.08)	(1.22)	10.98	(4.1)	2,595	0.96		1.38		46
2019	13.91	0.13		0.53	0.66	(0.12)	(1.83)	(1.95)	12.62	6.1	3,954	1.06		1.39		28
2018	13.66	0.11		1.72	1.83	(0.10)	(1.48)	(1.58)	13.91	14.5	4,870	0.84		1.35		33
2017	12.57	0.10		1.89	1.99	(0.10)	(0.80)	(0.90)	13.66	16.9	4,981	0.75		1.37		28
2016	12.21	0.09		1.30	1.39	(0.08)	(0.95)	(1.03)	12.57	11.7	4,258	0.77		1.38		31

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended March 31, 2021, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)		Portfolio Turnover Rate
Balanced Fund
Class AAA
2021(c)	$10.85	$ 0.01	$ 1.13	$ 1.14	$(0.01)	$(0.50)	$(0.51)	$11.48	10.7%	$39,424	0.20	%(d)	1.43	%(d)	41%
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	(0.2)	38,713	0.95		1.42		57
2019	12.39	0.13	0.55	0.68	(0.13)	(1.23)	(1.36)	11.71	6.4	44,638	1.15		1.37		44
2018	12.16	0.12	0.96	1.08	(0.12)	(0.73)	(0.85)	12.39	9.3	45,181	1.00		1.34		27
2017	11.75	0.11	1.04	1.15	(0.11)	(0.63)	(0.74)	12.16	10.3	50,934	0.93		1.33		23
2016	11.72	0.12	0.85	0.97	(0.12)	(0.82)	(0.94)	11.75	8.6	50,105	1.06		1.35		23
Class A
2021(c)	$10.93	$ 0.01	$ 1.14	$ 1.15	$(0.01)	$(0.50)	$(0.51)	$11.57	10.7%	$ 8,274	0.15	%(d)	1.47	%(d)	41%
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.4)	7,981	0.70		1.67		57
2019	12.47	0.10	0.55	0.65	(0.10)	(1.23)	(1.33)	11.79	6.1	9,553	0.89		1.62		44
2018	12.23	0.09	0.97	1.06	(0.09)	(0.73)	(0.82)	12.47	9.1	8,719	0.75		1.59		27
2017	11.81	0.08	1.05	1.13	(0.08)	(0.63)	(0.71)	12.23	10.1	8,165	0.68		1.58		23
2016	11.78	0.10	0.85	0.95	(0.10)	(0.82)	(0.92)	11.81	8.2	7,040	0.81		1.60		23
Class C
2021(c)	$11.15	$(0.03)	$ 1.16	$ 1.13	—	$(0.50)	$(0.50)	$11.78	10.3%	$ 1,332	(0.61	)%(d)	2.18	%(d)	41%
2020	12.01	0.02	(0.11)	(0.09)	$(0.02)	(0.75)	(0.77)	11.15	(0.9)	1,215	0.20		2.17		57
2019	12.67	0.05	0.56	0.61	(0.04)	(1.23)	(1.27)	12.01	5.6	2,195	0.40		2.12		44
2018	12.41	0.03	0.99	1.02	(0.03)	(0.73)	(0.76)	12.67	8.5	4,544	0.25		2.09		27
2017	11.97	0.02	1.06	1.08	(0.01)	(0.63)	(0.64)	12.41	9.6	4,585	0.18		2.08		23
2016	11.92	0.04	0.87	0.91	(0.04)	(0.82)	(0.86)	11.97	7.8	5,575	0.30		2.10		23
Class I
2021(c)	$10.83	$ 0.02	$ 1.13	$ 1.15	$(0.02)	$(0.50)	$(0.52)	$11.46	10.9%	$ 3,682	0.45	%(d)	1.18	%(d)	41%
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.1	4,131	1.19		1.17		57
2019	12.38	0.16	0.54	0.70	(0.16)	(1.23)	(1.39)	11.69	6.6	3,734	1.40		1.12		44
2018	12.15	0.15	0.97	1.12	(0.16)	(0.73)	(0.89)	12.38	9.6	3,925	1.24		1.09		27
2017	11.73	0.14	1.05	1.19	(0.14)	(0.63)	(0.77)	12.15	10.7	1,989	1.18		1.08		23
2016	11.70	0.15	0.85	1.00	(0.15)	(0.82)	(0.97)	11.73	8.8	1,896	1.30		1.10		23

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended March 31, 2021, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds
Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of five active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the updates set forth in ASU 2018-13 in these financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the Adviser). Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 3/31/21
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$15,283,694	$1,080	—		$15,284,774
Aviation: Parts and Services	20,182,105	431,323	—		20,613,428
Business Services	21,886,986	286,500	—		22,173,486
Diversified Industrial	76,478,613	239,850	—		76,718,463
Energy and Utilities: Natural Gas	2,748,924	2,551,023	—		5,299,947
Financial Services	70,382,715	1,184,953	$138,150		71,705,818
Food and Beverage	14,796,298	25,959	—		14,822,257
Health Care	57,984,735	—	0		57,984,735
Manufactured Housing and Recreational Vehicles	13,955,853	5,432,750	—		19,388,603
Real Estate	24,741,367	220,278	255		24,961,900
Specialty Chemicals	21,037,678	669	—		21,038,347
Telecommunications	6,580,620	810,750	—		7,391,370
Other Industries (a)	337,527,626	—	—		337,527,626
Total Common Stocks	683,587,214	11,185,135	138,405		694,910,754
Preferred Stocks (a)	4,163,988	—	—		4,163,988
Convertible Preferred Stocks (a)	—	23,545	—		23,545
Mandatory Convertible Securities (a)	—	430,509	—		430,509
Rights (a)	—	400	3,978		4,378
Warrants (a)	65,320	8,522	652		74,494
U.S. Government Obligations	—	14,771,755	—		14,771,755
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$687,816,522	$26,419,866	$143,035	(b)	$714,379,423

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$51,417,664	—	—		$51,417,664
U.S. Government Obligations	—	$1,942,839	—		1,942,839
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$51,417,664	$1,942,839	—		$53,360,503

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 3/31/21
CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	—	—	$0		$0
Convertible Corporate Bonds (c)	—	$64,486,304	—		64,486,304
Convertible Preferred Stocks (c)	$2,471,270	—	—		2,471,270
Mandatory Convertible Securities (c)	7,939,809	1,104,607	—		9,044,416
U.S. Government Obligations	—	924,983	—		924,983
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,411,079	$66,515,894	$0	(d)	$76,926,973

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$52,859,626	—	—		$52,859,626
Short Term Investment	670,818	—	—		670,818
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$53,530,444	—	—		$53,530,444

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$36,324,654	—	—		$36,324,654
Mandatory Convertible Securities	364,684	—	—		364,684
Corporate Bonds (c)	—	$9,679,261	—		9,679,261
Convertible Corporate Bonds	—	1,406,267	—		1,406,267
U.S. Government Agency Obligations	—	1,533,923	—		1,533,923
U.S. Government Obligations	—	2,686,749	—		2,686,749
Short Term Investment	695,009	—	—		695,009
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$37,384,347	$15,306,200	—		$52,690,547

(a)	Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.
(b)	Level 3 securities are valued by brokers and pricing services, or recent transactions. At March 31, 2021, the value of these securities was $143,035. The inputs for these securities are not readily available or cannot be reasonably estimated.
(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
(d)	Level 3 securities are valued by brokers and pricing services, or recent transactions. At March 31, 2021, the value of these securities was $0. The inputs for these securities are not readily available or cannot be reasonably estimated.

During the six months ended March 31, 2021, the Mighty Mites Fund did not have material transfers into or out of Level 3.

There were no Level 3 investments held at March 31, 2021 or September 30, 2020 for the SmallCap Equity Fund, Equity Fund, and Balanced Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2021, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2021, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2021, the Mighty Mites Fund’s, Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than 1 basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalizations, timing differences, net operating loss write off, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2020 was as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Ordinary income (inclusive of short term capital gains)	—	$354,062	$1,156,926
Net long term capital gains	$48,293,347	1,614,226	593,474
Total distributions paid	$48,293,347 *	$1,968,288	$1,750,400

	Equity Fund	Balanced Fund
Ordinary income (inclusive of short term capital gains)	$478,290	$500,318
Net long term capital gains	4,734,435	3,812,546
Total distributions paid	$5,212,725	$4,312,864

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$351,722,287	$32,535,003	$60,190,086	$43,411,512	$45,623,999
Gross unrealized appreciation	$377,094,297	$20,962,279	$17,173,635	$10,711,584	$7,706,077
Gross unrealized depreciation	(14,437,161)	(136,779)	(436,748)	(592,652)	(639,529)
Net unrealized appreciation	$362,657,136	$20,825,500	$16,736,887	$10,118,932	$7,066,548

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, and 0.75% for the Balanced Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Mighty Mites Fund with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2021, the Funds’ Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $26,019.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund and Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31, 2022. For the six months ended March 31, 2021, the Adviser waived fees or reimbursed expenses in the amounts of $76,160 and $157,623 for the SmallCap Equity Fund and Convertible Securities Fund, respectively.

In addition, the SmallCap Equity Fund and the Convertible Securities Fund are obliged to repay the Adviser for a period of two and three fiscal years, respectively, following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund and the Convertible Securities Fund for Class AAA Shares 1.25% and 1.15%, respectively, for Class A Shares 1.25% and 1.15%, respectively, for Class C Shares 2.00% and 1.90%, respectively, and for Class I Shares 1.00% and 0.90%, respectively. As of March 31, 2021, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2019, expiring September 30, 2021	For the year ended September 30, 2020, expiring September 30, 2022	For the six months ended March 31, 2021, expiring September 30, 2023	Total
SmallCap Equity Fund	$155,872	$154,193	$76,160	$386,225

	For the year ended September 30, 2018, expiring September 30, 2021	For the year ended September 30, 2019, expiring September 30, 2022	For the year ended September 30, 2020, expiring September 30, 2023	For the six months ended March 31, 2021, expiring September 30, 2024	Total
Convertible Securities Fund	$164,831	$183,238	$291,369	$157,623	$797,061

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%,

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Prior to November 1, 2020, the annual rate was 0.50% of the average daily net assets for Class A shares.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2021, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$18,391,683	$99,194,243	—	—
SmallCap Equity Fund	7,332,864	4,044,924	—	—
Convertible Securities Fund	18,498,156	21,650,143	—	—
Equity Fund	17,844,592	22,392,565	—	—
Balanced Fund	21,597,320	23,346,121	—	$3,425,843

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2021, the Mighty Mites Fund paid $13,158 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $11,099 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2021, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,013, $829, $538, $508, and $579, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2021, the Mighty Mites Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund accrued $22,500, $22,500, $15,000, and $22,500, respectively, in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2021 for the SmallCap Equity Fund.

During the six months ended March 31, 2021, the Mighty Mites Fund engaged in sale transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $256,740.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of March 31, 2021, 8.72% of the Convertible Securities Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2021 and fiscal year ended September 30, 2020 can be found in the Statements of Changes in Net Assets under Redemption Fees.

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
	Mighty Mites Fund		SmallCap Equity Fund		Convertible Securities Fund
Class AAA
Shares sold	138,844	318,137	18,696	56,188	98,139	202,249
Shares issued upon reinvestment of distributions	442,242	236,477	38	21,188	12,123	11,087
Shares redeemed	(636,082)	(2,064,379)	(42,851)	(109,772)	(80,457)	(111,998)
Net increase/(decrease) in Class AAA Shares	(54,996)	(1,509,765)	(24,117)	(32,396)	29,805	101,338
Class A
Shares sold	471,295	1,279,751	10,310	19,901	32,790	117,429
Shares issued upon reinvestment of distributions	285,860	136,728	—	12,952	8,752	9,106
Shares redeemed	(451,349)	(1,324,981)	(13,469)	(75,557)	(105,079)	(82,206)
Net increase/(decrease) in Class A Shares	305,806	91,498	(3,159)	(42,704)	(63,537)	44,329
Class C
Shares sold	68,327	193,823	16,360	37,572	27,315	128,910
Shares issued upon reinvestment of distributions	302,524	195,376	—	12,046	6,443	6,102
Shares redeemed	(733,471)	(2,897,427)	(20,949)	(138,574)	(77,124)	(57,316)
Net increase/(decrease) in Class C Shares	(362,620)	(2,508,228)	(4,589)	(88,956)	(43,366)	77,696
Class I
Shares sold	1,317,641	3,257,165	558,001	329,739	473,547	1,724,266
Shares issued upon reinvestment of distributions	1,008,166	655,377	2,872	63,130	88,071	96,936
Shares redeemed	(2,634,045)	(13,497,163)	(241,344)	(552,705)	(617,969)	(1,060,771)
Net increase/(decrease) in Class I Shares	(308,238)	(9,584,621)	319,529	(159,836)	(56,351)	760,431

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
	Equity Fund		Balanced Fund
Class AAA
Shares sold	10,750	33,259	36,979	202,941
Shares issued upon reinvestment of distributions	175,023	378,915	157,324	284,089
Shares redeemed	(306,112)	(424,439)	(328,733)	(731,426)
Net decrease in Class AAA Shares	(120,339)	(12,265)	(134,430)	(244,396)
Class A
Shares sold	12,825	2,560	42,494	98,018
Shares issued upon reinvestment of distributions	3,726	10,421	32,618	59,949
Shares redeemed	(30,889)	(29,282)	(90,221)	(238,280)
Net decrease in Class A Shares	(14,338)	(16,301)	(15,109)	(80,313)
Class C
Shares sold	49,396	343	123,524	55,605
Shares issued upon reinvestment of distributions	117	603	4,618	6,632
Shares redeemed	(50,927)	(6,038)	(123,995)	(136,212)
Net increase/(decrease) in Class C Shares	(1,414)	(5,092)	4,147	(73,975)
Class I
Shares sold	20,851	6,698	13,631	108,655
Shares issued upon reinvestment of distributions	11,745	30,864	17,266	24,625
Shares redeemed	(34,233)	(114,457)	(90,994)	(71,371)
Net increase/(decrease) in Class I Shares	(1,637)	(76,895)	(60,097)	61,909

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2021 is set forth below:

	Market Value at September 30, 2020	Purchases	Sales Proceeds	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value at March 31, 2021	Dividend Income	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	$1,714,870	—	$19,331	$(7,440)	$1,035,025	$2,723,124	$18,336	7.10%
Burnham Holdings Inc., Cl. A	2,743,500	—	38,277	(7,474)	399,063	3,096,812	102,485	8.25%
Indus Realty Trust Inc., REIT*	14,407,447	$485,020	1,693,310	—	—	—	—	—
Nathan’s Famous Inc.	11,122,993	—	51,929	51,929	2,519,210	13,642,203	151,364	5.25%
Schmitt Industries Inc.†	3,065,040	—	5,283	3,412	423,671	3,486,840	—	15.60%
The Eastern Co.**	6,500,160	17,864	750,320	—	—	—	—	—
Trans-Lux Corp.†	479,000	—	19,108	(83,380)	398,688	775,200	—	16.92%
Total				$(42,953)	$4,775,657	$23,724,179	$272,185

*	Name change from Griffin Industrial Realty Inc. Security is no longer considered affiliated at March 31, 2021.
†	Non-income producing security.
**	Security is no longer considered affiliated at March 31, 2021.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

This page was intentionally left blank.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund
TETON Westwood SmallCap Equity Fund
TETON Convertible Securities Fund
TETON Westwood Equity Fund
TETON Westwood Balanced Fund

One Corporate Center
Rye, New York 10580-1422

General and Account Information:
800-WESTWOOD [800-937-8966]
fax: 914-921-5118
website: www.tetonadv.com
e-mail: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA Attorney, Anthony S. Colavita, P.C.	NICHOLAS F. GALLUCCIO* President and Chief Executive Officer, Teton Advisors, Inc.	KUNI NAKAMURA President of Advanced Polymer, Inc.

JAMES P. CONN Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.	MARY E. HAUCK Former Senior Portfolio Manager, Gabelli-O’Connor Fixed Income Mutual Fund Management Company	WERNER J. ROEDER Former Medical Director, Lawrence Hospital

LESLIE F. FOLEY	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
Attorney	Of Counsel,	Chairman,
	McDonald Carano Wilson LLP	Zizza & Associates Corp.
*Interested Trustee

Officers

BRUCE N. ALPERT President		PETER GOLDSTEIN Secretary
JOHN C. BALL Treasurer		RICHARD J. WALZ Chief Compliance Officer

Investment Adviser Teton Advisors, Inc. Custodian The Bank of New York Mellon		Distributor G.distributors, LLC Legal Counsel Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ121SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

TETON Westwood Mighty Mites Fund
Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.4%
	Aerospace and Defense — 5.4%
642,000	Aerojet Rocketdyne Holdings Inc.	$3,280,017	$30,148,320
90,040	Allied Motion Technologies Inc.	3,270,138	4,621,753
126,000	Avio SpA†	1,801,237	1,814,495
24,000	CPI Aerostructures Inc.†	159,630	108,960
106,000	Innovative Solutions and Support Inc.	396,485	669,920
7,000	Kratos Defense & Security Solutions Inc.†	42,963	190,960
67,000	Park Aerospace Corp.	1,056,153	885,740
		10,006,623	38,440,148
	Agriculture — 0.8%
215	J.G. Boswell Co.	136,405	153,510
233,000	Limoneira Co.	4,394,425	4,077,500
470,000	S&W Seed Co.†	1,624,458	1,692,000
		6,155,288	5,923,010
	Airlines — 0.0%
225,000	American Airlines Group Inc., Escrow†	173	13,500

	Automotive — 1.4%
5,000	Navistar International Corp.†	37,750	220,150
44,407	Rush Enterprises Inc., Cl. A	545,609	2,212,801
112,007	Rush Enterprises Inc., Cl. B	1,359,382	5,050,396
22,000	Sonic Automotive Inc., Cl. A	283,493	1,090,540
65,000	Wabash National Corp.	122,881	1,222,000
		2,349,115	9,795,887
	Automotive: Parts and Accessories — 1.8%
47,500	Dana Inc.	320,625	1,155,675
12,190	Gentherm Inc.†	177,000	903,401
250,000	Modine Manufacturing Co.†	3,016,779	3,692,500
18,000	Motorcar Parts of America Inc.†	236,616	405,000
80,000	Puradyn Filter Technologies Inc.†	13,774	1,080
47,528	Standard Motor Products Inc.	528,150	1,976,214
103,560	Strattec Security Corp.†	2,187,959	4,856,964
20,500	Titan International Inc.†	88,258	190,240
		6,569,161	13,181,074
	Aviation: Parts and Services — 2.9%
119,670	Astronics Corp.†	1,433,836	2,158,847
23,896	Astronics Corp., Cl. B†	144,647	431,323
180,540	Ducommun Inc.†	4,543,644	10,832,400
140,200	Kaman Corp.	3,729,215	7,190,858
		9,851,342	20,613,428
	Broadcasting — 1.4%
455,000	Beasley Broadcast Group Inc., Cl. A†	2,339,249	1,287,650
336,455	Dish TV India Ltd., GDR†	265,892	16,823
10,160	Entercom Communications Corp., Cl. A†	32,379	53,340
241,120	Gray Television Inc.	265,142	4,436,608
86,293	Gray Television Inc., Cl. A	620,246	1,502,361
32,000	Sinclair Broadcast Group Inc., Cl. A	51,619	936,320
150,000	Townsquare Media Inc., Cl. A†	1,182,928	1,609,500
		4,757,455	9,842,602
	Building and Construction — 3.3%
97,200	Gibraltar Industries Inc.†	2,301,419	8,894,772
5,500	Granite Construction Inc.	128,087	221,375
Shares		Cost	Market Value
6,500	Herc Holdings Inc.†	$194,958	$658,645
418,000	Huttig Building Products Inc.†	459,932	1,529,880
57,000	MYR Group Inc.†	1,194,075	4,085,190
79,470	The Monarch Cement Co.	2,110,421	8,344,350
		6,388,892	23,734,212
	Business Services — 3.1%
340,000	Diebold Nixdorf Inc.†	1,455,328	4,804,200
4,000	Du-Art Film Laboratories Inc.†	662,044	286,500
174,172	GP Strategies Corp.†	2,022,908	3,039,301
14,200	IAA Inc.†	120,509	782,988
23,300	ICF International Inc.	558,939	2,036,420
31,800	KAR Auction Services Inc.†	167,698	477,000
5,000	Macquarie Infrastructure Corp.	10,844	159,050
36,000	MDC Partners Inc., Cl. A†	109,020	112,320
142,000	MoneyGram International Inc.†	504,803	932,940
212,000	PFSweb Inc.†	937,600	1,431,000
500	Stamps.com Inc.†	6,278	99,755
61,500	Team Inc.†	868,748	709,095
2,280,000	Trans-Lux Corp.†(a)	1,188,097	775,200
53,160	Viad Corp.†	1,308,346	2,219,430
103,169	Willdan Group Inc.†	3,189,662	4,235,087
		13,110,824	22,100,286
	Communications — 0.4%
107,000	Comtech Telecommunications Corp.	1,891,056	2,657,880

	Communications Equipment — 0.6%
343,500	Communications Systems Inc.	2,547,868	2,047,260
194,950	Extreme Networks Inc.†	617,832	1,705,813
60,000	Limelight Networks Inc.†	263,813	214,200
		3,429,513	3,967,273
	Computer Software and Services — 2.1%
4,000	Agilysys Inc.†	69,574	191,840
722,821	Alithya Group Inc., Cl. A†	1,739,405	1,756,455
175,380	American Software Inc., Cl. A	1,593,605	3,630,366
103,000	Avid Technology Inc.†	583,444	2,174,330
14,000	Cardlytics Inc.†	148,003	1,535,800
45,000	DHI Group Inc.†	81,549	150,750
154,620	Digi International Inc.†	1,841,500	2,936,234
10,000	iGO Inc.†	31,808	38,950
10,000	Materialise NV, ADR†	58,532	359,500
137,000	Mitek Systems Inc.†	778,274	1,997,460
1,000	Tyler Technologies Inc.†	16,928	424,530
		6,942,622	15,196,215
	Consumer Products — 2.7%
71,000	Acme United Corp.	1,256,861	2,800,240
61,000	Bassett Furniture Industries Inc.	889,236	1,480,470
15,000	BellRing Brands Inc., Cl. A†	210,000	354,150
12,000	Callaway Golf Co.†	79,107	321,000
700,000	Goodbaby International Holdings Ltd.†	228,510	128,761
5,000	Johnson Outdoors Inc., Cl. A	145,741	713,750
240,175	Lifetime Brands Inc.	2,536,712	3,528,171
405,000	Marine Products Corp.	2,847,523	6,589,350
45,000	MarineMax Inc.†	649,364	2,221,200
34,300	Oil-Dri Corp. of America	677,722	1,181,292
5,700	PC Group Inc.†	3,465	20
2,300,000	Playmates Holdings Ltd.	276,814	257,393
		9,801,055	19,575,797
	Consumer Services — 0.8%
102,000	1-800-Flowers.com Inc., Cl. A†	245,959	2,816,220
66,000	Bowlin Travel Centers Inc.†	90,387	207,900

See accompanying notes to financial statements.

1

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
67,000	Carriage Services Inc.	$1,214,649	$2,357,730
		1,550,995	5,381,850
	Diversified Industrial — 10.7%
46,080	Ampco-Pittsburgh Corp.†	183,636	311,040
232,843	Burnham Holdings Inc., Cl. A(a)	3,649,502	3,096,812
41,100	Chase Corp.	686,032	4,783,629
85,560	Columbus McKinnon Corp.	1,368,937	4,514,146
36,000	Graham Corp.	579,935	512,640
418,313	Griffon Corp.	4,597,996	11,365,564
18,700	Haulotte Group SA	100,407	132,893
155,030	Intevac Inc.†	689,093	1,108,465
20,500	John Bean Technologies Corp.	586,284	2,733,470
118,000	L.B. Foster Co., Cl. A†	1,831,031	2,112,200
225,439	Lawson Products Inc.†	3,158,220	11,691,266
31,000	Lydall Inc.†	289,348	1,045,940
8,000	MSA Safety Inc.	259,401	1,200,160
766,870	Myers Industries Inc.	12,186,670	15,153,351
30,000	Napco Security Technologies Inc.†	150,280	1,044,900
172,000	Park-Ohio Holdings Corp.	3,501,813	5,416,280
25,080	Raven Industries Inc.†	497,955	961,316
19,500	RWC Inc.†	311,534	239,850
15,000	Standex International Corp.	618,663	1,433,550
76,900	Steel Partners Holdings LP†	1,015,339	1,057,375
340,000	Tredegar Corp.	5,445,088	5,103,400
166,000	Twin Disc Inc.†	2,412,560	1,586,960
		44,119,724	76,605,207
	Educational Services — 0.1%
95,000	Universal Technical Institute Inc.†	289,750	554,800
	Electronics — 5.1%
147,000	Arlo Technologies Inc.†	449,148	923,160
26,700	Badger Meter Inc.	455,404	2,484,969
152,300	Bel Fuse Inc., Cl. A(a)	2,820,414	2,723,124
252,580	CTS Corp.	2,058,121	7,845,135
42,000	Daktronics Inc.†	367,396	263,340
30,000	IMAX Corp.†	129,139	603,000
38,000	Kimball Electronics Inc.†	228,707	980,400
6,500	Mesa Laboratories Inc.	186,746	1,582,750
20,800	Methode Electronics Inc.	126,090	873,184
593,000	Schmitt Industries Inc.†(a)	1,341,444	3,486,840
116,000	Stoneridge Inc.†	1,245,486	3,689,960
126,190	Ultra Clean Holdings†	329,174	7,324,068
181,000	Ultralife Corp.†	1,272,267	1,498,680
69,000	Vishay Precision Group Inc.†	1,936,727	2,125,890
		12,946,263	36,404,500
	Energy and Utilities: Natural Gas — 0.7%
640,000	Alvopetro Energy Ltd.†	273,991	478,714
9,180	Chesapeake Utilities Corp.	154,758	1,065,614
108,508	Corning Natural Gas Holding Corp.	1,014,053	2,551,023
54,310	RGC Resources Inc.	459,371	1,204,596
		1,902,173	5,299,947
	Energy and Utilities: Services — 0.1%
24,000	Dawson Geophysical Co.†	62,929	58,800
61,000	RPC Inc.†	110,360	329,400
6,500	Subsea 7 SA, ADR†	23,304	65,390
		196,593	453,590
	Energy and Utilities: Water — 1.7%
35,426	Artesian Resources Corp., Cl. A	914,282	1,395,076
12,000	Cadiz Inc.†	112,655	115,080
Shares		Cost	Market Value
24,300	California Water Service Group	$472,668	$1,369,062
61,000	Consolidated Water Co. Ltd.	663,802	820,450
30,000	Energy Recovery Inc.†	85,397	550,200
23,933	Middlesex Water Co.	478,860	1,891,186
62,304	SJW Group	1,594,829	3,924,529
44,007	The York Water Co.	742,043	2,155,023
		5,064,536	12,220,606
	Entertainment — 0.5%
2,000	Canterbury Park Holding Corp.†	24,666	27,360
639,512	Dover Motorsports Inc.	1,467,257	1,317,395
1,250,000	Sportech plc†	523,205	462,693
30,000	World Wrestling Entertainment Inc., Cl. A	455,207	1,627,800
		2,470,335	3,435,248
	Environmental Control — 0.7%
79,000	Casella Waste Systems Inc., Cl. A†	312,304	5,022,030
19,894	Primo Water Corp.	183,903	323,476
		496,207	5,345,506
	Equipment and Supplies — 4.5%
17,500	AZZ Inc.	662,958	881,125
44,266	CIRCOR International Inc.†	1,052,497	1,541,342
177,500	Core Molding Technologies Inc.†	1,249,691	2,081,454
136,000	Federal Signal Corp.	790,794	5,208,800
57,000	Interpump Group SpA	374,380	2,872,951

133,000	Kimball International Inc., Cl. B.	1,236,995	1,862,000
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	353,660
38,450	Powell Industries Inc.	1,322,852	1,302,301
300,000	The Eastern Co.	5,614,075	8,040,000
90,000	The Gorman-Rupp Co.	2,081,555	2,979,900
63,400	The L.S. Starrett Co., Cl. A†	534,593	408,930
176,065	Titan Machinery Inc.†	2,740,507	4,489,657
33,000	TransAct Technologies Inc.†	109,747	358,710
		17,863,181	32,380,830
	Financial Services — 9.8%
47,000	Allegiance Bancshares Inc.	1,877,815	1,905,380
2,500	Ameris Bancorp	19,606	131,275
18,000	Atlantic American Corp.†	66,024	66,240
251,158	Atlantic Capital Bancshares Inc.†	4,337,563	6,052,908
41,744	Atlantic Union Bankshares Corp.	1,292,800	1,601,300
13,500	Berkshire Bancorp Inc.†	170,924	133,110
11,275	Berkshire Hills Bancorp Inc.	206,283	251,658
75	Burke & Herbert Bank and Trust Co.	95,726	146,250
19,558	Cadence BanCorp	421,172	405,437
81,800	Capital City Bank Group Inc.	1,996,750	2,128,436
8,000	Capitol Federal Financial Inc.	91,259	105,960
16,560	Citizens & Northern Corp.	325,075	393,797
5,000	ConnectOne Bancorp Inc.	111,579	126,750
28,300	Crazy Woman Creek Bancorp Inc.	489,013	678,493
21,000	dMY Technology Group Inc. II†	329,330	342,825
19,000	dMY Technology Group Inc. II, Cl. A†	276,299	279,490
1,120	Farmers & Merchants Bank of Long Beach	6,157,165	8,657,600
40,000	Farmers National Banc Corp.	333,870	668,000
26,440	First Internet Bancorp	529,233	931,481

See accompanying notes to financial statements.

2

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
387,300	Flushing Financial Corp.	$6,179,600	$8,222,379
74,000	FNB Corp.	719,682	939,800
16,058	FS Bancorp Inc.	589,634	1,079,098
65,048	GTY Technology Holdings Inc.†	455,488	415,657
10	Guaranty Corp., Cl. A†(b)	137,500	138,150
24,270	Hallmark Financial Services Inc.†	178,736	94,168
27,300	HomeStreet Inc.	273,000	1,203,111
9,030	Hope Bancorp Inc.	47,336	135,992
104,000	I3 Verticals Inc., Cl. A†	1,644,043	3,237,000
17,000	ICC Holdings Inc.†	170,000	250,240
67,000	KKR & Co. Inc.	7,419	3,272,950
67,700	Legacy Housing Corp.†	791,575	1,200,321
4,860	LendingTree Inc.†	141,534	1,035,180
110,000	Medallion Financial Corp.†	455,408	775,500
4,197	Northrim BanCorp Inc.	91,497	178,414
19,390	OceanFirst Financial Corp.	359,396	464,197
11,000	Pacific Premier Bancorp Inc.	307,924	477,840
55,332	People’s United Financial Inc.	831,133	990,443
145,000	Pzena Investment Management Inc., Cl. A	1,091,059	1,526,850
33,651	Renasant Corp.	367,249	1,392,478
4,000	Richmond Mutual BanCorp Inc.	52,590	54,240
2,989	Salisbury Bancorp Inc.	129,412	132,741
27,000	Sandy Spring Bancorp Inc.	900,510	1,172,610
3,000	Seacoast Banking Corp. of Florida†	92,978	108,720
4,500	Security National Corp.	409,597	558,000
74,000	Silvercrest Asset Management Group Inc., Cl. A	1,009,175	1,064,120
6,750	Simmons First National Corp., Cl. A	152,916	200,273
13,000	South State Corp.	1,118,253	1,020,630
43,980	Southern First Bancshares Inc.†	1,881,269	2,061,782
4,500	Southside Bancshares Inc.	153,548	173,295
22,000	Sprott Inc.	505,129	835,744
118,143	Sterling Bancorp	1,177,409	2,719,652
5,700	Thomasville Bancshares Inc.	216,040	373,350
5,000	Towne Bank	146,110	152,000
50,050	TrustCo Bank Corp	230,230	368,869
8,701	United Bankshares Inc.	282,365	335,684
51,152	Valley National Bancorp	344,052	702,828
32,800	Value Line Inc.	323,657	924,632
45,900	Washington Trust Bancorp Inc.	1,029,682	2,369,817
74,800	Waterstone Financial Inc.	797,062	1,527,416
79,260	Western New England Bancorp Inc.	675,293	668,162
250,000	Wright Investors’ Service Holdings Inc.†	148,175	50,000
		45,742,151	69,610,723
	Food and Beverage — 2.1%
84,600	Andrew Peller Ltd., Cl. A	357,330	729,066
1,900	Bridgford Foods Corp.†	32,687	29,450
50,000	Calavo Growers Inc.	1,524,932	3,882,000
133,000	Corby Spirit and Wine Ltd., Cl. A	1,998,640	1,859,481
373,000	Crimson Wine Group Ltd.†	3,319,039	2,480,450
209,000	Farmer Brothers Co.†	2,212,031	2,181,960
1,250	Hanover Foods Corp., Cl. A	118,556	100,263
300	Hanover Foods Corp., Cl. B	28,206	25,959
21,000	Iwatsuka Confectionery Co. Ltd.	727,260	819,327
1,500	J & J Snack Foods Corp.	21,622	235,545

Shares		Cost	Market Value
8,490	John B Sanfilippo & Son Inc.	$388,940	$767,241
70,000	Premier Foods plc†	32,686	91,870
1,510	Rock Field Co. Ltd.	11,171	23,006
4,600	Scheid Vineyards Inc., Cl. A†	56,199	69,000
4,700	T. Hasegawa Co. Ltd.	98,330	89,776
235,200	Tingyi (Cayman Islands)Holding Corp.	345,177	432,031
207,400	Vitasoy International Holdings Ltd.	108,284	797,682
23,000	Willamette Valley Vineyards Inc.†	88,087	208,150
		11,469,177	14,822,257
	Health Care — 8.1%
16,000	Accuray Inc.†	118,880	79,200
22,000	Anika Therapeutics Inc.†	646,748	897,380
5,700	Boiron SA	96,539	239,301
13,000	Cantel Medical Corp.†	170,340	1,037,920
101,660	Cardiovascular Systems Inc.†	1,777,901	3,897,644
9,500	CareDx Inc.†	51,130	646,855
7,000	Collegium Pharmaceutical Inc.†	129,826	165,900
185,000	Conformis Inc.†	284,453	183,150
327,940	Cutera Inc.†	4,813,385	9,854,597
35,142	Electromed Inc.†	76,795	370,397
63,000	Exelixis Inc.†	120,015	1,423,170
1,500	Heska Corp.†	14,258	252,690
175,000	InfuSystem Holdings Inc.†	417,443	3,563,000
23,000	Integer Holdings Corp.†	479,237	2,118,300
18,000	Intersect ENT Inc.†	213,088	375,840
191,665	IntriCon Corp.†	1,948,455	4,914,291
14,000	Invitae Corp.†	92,904	534,940
26,000	Kindred Biosciences Inc.†	236,733	129,220
5,500	LeMaitre Vascular Inc.	133,878	268,290
23,500	Meridian Bioscience Inc.†	331,935	616,875
106,500	Neogen Corp.†	308,256	9,466,785
61,500	NeoGenomics Inc.†	199,357	2,966,145
26,500	Omnicell Inc.†	436,545	3,441,555
220,000	OPKO Health Inc.†	532,213	943,800
25,002	Option Care Health Inc.†	212,109	443,535
62,700	Orthofix Medical Inc.†	1,412,959	2,718,045
19,000	Paratek Pharmaceuticals Inc.†	86,748	134,140
2,500	Quidel Corp.†	27,931	319,825
35,000	Surgalign Holdings Inc.†	151,605	76,300
63,000	SurModics Inc.†	1,256,467	3,532,410
2,000	Targanta Therapeutics Corp., Escrow†(b)	0	0
70,511	United-Guardian Inc.	637,064	1,068,242
1,200	Utah Medical Products Inc.	30,973	103,920
30,000	Zealand Pharma A/S†	361,725	948,725
		17,807,895	57,732,387
	Hotels and Gaming — 5.3%
48,160	Boyd Gaming Corp.†	278,108	2,839,514
22,000	Caesars Entertainment Inc.†	89,588	1,923,900
6,690	Churchill Downs Inc.	130,582	1,521,440
1,237,119	Full House Resorts Inc.†	3,376,447	10,527,883
601,210	Golden Entertainment Inc.†	6,330,409	15,186,564
353,221	Inspired Entertainment Inc.†	2,214,911	3,281,423
6,000	Monarch Casino & Resort Inc.†	119,466	363,720
107,000	PlayAGS Inc.†	789,452	864,560
74,000	The Marcus Corp.†	953,387	1,479,260
		14,282,350	37,988,264
	Machinery — 4.2%
225,500	Astec Industries Inc.	7,904,563	17,007,210
4,400	DMG Mori AG	22,722	217,231
470,000	Gencor Industries Inc.†	3,010,371	6,302,700
4,980	Lindsay Corp.	426,333	829,768
22,650	Tennant Co.	641,403	1,809,509

See accompanying notes to financial statements.

3

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
21,020	The Middleby Corp.†	$208,193	$3,484,065
14,000	Williams Industrial Services Group Inc.†	52,770	48,720
		12,266,355	29,699,203
	Manufactured Housing and Recreational Vehicles — 2.7%
27,940	Cavco Industries Inc.†	1,759,236	6,303,543
175,250	Nobility Homes Inc.	2,038,510	5,432,750
94,500	Skyline Champion Corp.†	746,122	4,277,070
44,000	Winnebago Industries Inc.	419,788	3,375,240
		4,963,656	19,388,603
	Metals and Mining — 0.1%
22,000	5N Plus Inc.†	79,095	80,528
40,000	Osisko Gold Royalties Ltd.	514,144	440,519
400,000	Tanami Gold NL†	17,081	24,306
		610,320	545,353
	Paper and Forest Products — 0.3%
26,450	Keweenaw Land Association Ltd.†	2,225,745	2,221,800

	Publishing — 1.0%
20,000	A.H. Belo Corp., Cl. A	76,064	41,800
100,000	ARC Document Solutions Inc.	179,113	211,000
366,600	The E.W. Scripps Co., Cl. A	1,774,419	7,064,382
		2,029,596	7,317,182
	Real Estate — 3.5%
120,000	Ambase Corp.†	127,974	31,200
113,300	Capital Properties Inc., Cl. A	1,205,957	1,416,250
5,040	Cohen & Steers Inc.	135,813	329,263
30,000	DREAM Unlimited Corp., Cl. A	331,539	539,747
22,500	FRP Holdings Inc.†	740,269	1,107,450
14,138	Gyrodyne LLC†	394,093	217,160
6,474	Holobeam Inc.†	107,649	220,278
251,290	Indus Realty Trust Inc., REIT	7,373,841	15,117,606
28,000	New Senior Investment Group Inc., REIT	158,442	174,440
287,269	Reading International Inc., Cl. A†	2,197,897	1,594,343
73,770	Reading International Inc., Cl. B†	652,250	1,476,138
2,508	Royalty LLC†(b)	0	255
98,000	Tejon Ranch Co.†	2,130,143	1,640,520
525,000	Trinity Place Holdings Inc.†	2,633,336	1,097,250
		18,189,203	24,961,900
	Restaurants — 2.0%
50,000	Denny’s Corp.†	260,454	905,500
216,234	Nathan’s Famous Inc.(a)	3,081,947	13,642,203
		3,342,401	14,547,703
	Retail — 1.8%
55,000	Big 5 Sporting Goods Corp.	350,624	863,500
20,000	Ethan Allen Interiors Inc.	381,514	552,200
69,240	Ingles Markets Inc., Cl. A	1,202,068	4,268,646
9,000	Lands’ End Inc.†	132,783	223,290
33,000	La-Z-Boy Inc.	718,603	1,401,840
84,000	Movado Group Inc.	1,330,331	2,389,800
300	PetIQ Inc.†	7,511	10,578
1,000	PetMed Express Inc.	15,765	35,175
117,674	Village Super Market Inc., Cl. A	3,115,934	2,773,576
		7,255,133	12,518,605
	Specialty Chemicals — 2.7%
786,360	Ferro Corp.†	3,361,403	13,258,030
Shares		Cost	Market Value
72,840	Hawkins Inc.	$1,294,278	$2,441,597
3,500	Minerals Technologies Inc.	101,755	263,620
75,000	Navigator Holdings Ltd.†	712,403	667,500
2,000	Takasago International Corp.	52,676	47,487
33,000	Teraoka Seisakusho Co. Ltd.	243,988	117,724
66,900	The General Chemical Group Inc.†	6,021	669
194,174	Treatt plc	1,044,380	2,543,039
		6,816,904	19,339,666
	Telecommunications — 1.0%
95,000	A10 Networks Inc.†	612,938	912,950
13,000	Consolidated Communications Holdings Inc.†	73,180	93,600
15,000	Frequency Electronics Inc.†	166,203	169,350
280,000	HC2 Holdings Inc.†	833,560	1,103,200
13,500	Iridium Communications Inc.†	110,241	556,875
34,500	Nuvera Communications Inc.	259,770	810,750
380,000	ORBCOMM Inc.†	2,039,979	2,899,400
2,000	Preformed Line Products Co.	89,322	137,500
14,500	Shenandoah Telecommunications Co.	74,109	707,745
		4,259,302	7,391,370
	Transportation — 0.0%
4,000	Patriot Transportation Holding Inc.	78,733	44,040
	TOTAL COMMON STOCKS	319,491,797	681,252,452

	PREFERRED STOCKS — 0.6%
	Automotive: Parts and Accessories — 0.1%
20,300	Jungheinrich AG	55,454	976,038
	Financial Services — 0.5%
159,000	Steel Partners Holdings LP Ser. A, 6.000%	4,154,030	3,187,950
	TOTAL PREFERRED STOCKS	4,209,484	4,163,988
	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	7,625	23,545
	MANDATORY CONVERTIBLE SECURITIES (c) — 0.1%
	Energy and Utilities — 0.1%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B, 09/30/26	313,221	430,509
	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(b)	1	0

	Health Care — 0.0%
40,000	Elanco Animal Health Inc., CVR†	0	400
8,000	Progenics Pharmaceuticals Inc., CVR†(b)	0	3,978
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(b)	103,591	0
		103,591	4,378
	TOTAL RIGHTS	103,592	4,378

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(b)	0	652

See accompanying notes to financial statements.

4

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	WARRANTS (Continued)
	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$32,110	$62,040
	Energy and Utilities — 0.0%
2	Key Energy Services Inc., expire 12/15/21†(b)	0	0
	Energy and Utilities: Natural Gas — 0.0%
144	PHI Group Inc., expire 09/04/22†	0	0
	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 12/13/23†	0	3,280
	Health Care — 0.0%
2,184	Option Care Health Inc., Cl. A, expire 07/27/25†	7,979	4,696
2,184	Option Care Health Inc., Cl. B, expire 07/27/25†	7,554	3,826
		15,533	8,522
	TOTAL WARRANTS	47,643	74,494
Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$3,045,000	U.S. Cash Management Bills, 0.005% to 0.010%††, 04/20/21 to 05/04/21	3,044,991	3,044,976
11,727,000	U.S. Treasury Bills, 0.003% to 0.036%††, 04/08/21 to 06/17/21	11,726,595	11,726,779
	TOTAL U.S. GOVERNMENT OBLIGATIONS	14,771,586	14,771,755
	TOTAL MISCELLANEOUS INVESTMENTS — 1.9%(d)	10,774,572	13,658,302
	TOTAL INVESTMENTS — 100.1%	$349,719,520	714,379,423
	Other Assets and Liabilities (Net) — (0.1)%		(474,499)

	NET ASSETS — 100.0%		$713,904,924

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued under procedures adopted by the Board of Trustees and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right GDR Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

5

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	May 28, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	May 28, 2021

* Print the name and title of each signing officer under his or her signature.